UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21978

Pioneer Series Trust VI
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Fund

NQ | January 31, 2018

Ticker Symbols: Class A FLARX Class C FLRCX Class Y FLYRX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS – 102.1%
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 87.4% of Net Assets*(a)
		AUTOMOBILES & COMPONENTS - 2.5%
		Auto Parts & Equipment - 2.0%
	1,163,479	Allison Transmission, Inc., Term Loan B-3, 3.57% (LIBOR + 200 bps), 9/23/22	$1,175,437
	1,489,600	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.82% (LIBOR + 225 bps), 4/6/24	1,497,280
	1,884,544	BBB Industries US Holdings, Inc., First Lien Term B Loan, 6.073% (LIBOR + 450 bps), 11/3/21	1,911,242
	2,181,350	Electrical Components International, Inc., Term Loan, 6.443% (LIBOR + 475 bps), 5/28/21	2,208,617
	176,109	Federal-Mogul Corp., Tranche C Term Loan, 5.312% (LIBOR + 375 bps), 4/15/21	177,705
	1,425,842	Horizon Global Corp., 2017 Replacement Term Loan, 6.073% (LIBOR + 450 bps), 6/30/21	1,438,318
	1,488,750	Innovative Xcessories & Services LLC, Term Loan, 6.21% (LIBOR + 475 bps), 11/29/22	1,512,012
	1,542,027	Superior Industries International, Inc., Closing Date Term Loan, 6.067% (LIBOR + 450 bps), 5/22/24	1,563,230
	1,538,689	TI Group Automotive Systems LLC, Initial US Term Loan, 4.073% (LIBOR + 250 bps), 6/30/22	1,550,709
	2,861,376	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.313% (LIBOR + 275 bps), 3/7/24	2,881,048
	807,917	Visteon Corp., New Term Loan, 3.413% (LIBOR + 200 bps), 3/24/24	814,355
			$16,729,953
		Automobile Manufacturers - 0.4%
	592,273	CH Hold Corp. (aka Caliber Collision), First Lien Initial Term Loan, 4.573% (LIBOR + 300 bps), 2/1/24	$598,196
	1,526,286	FCA US LLC (fka Chrysler Group LLC) ,Tranche B Term Loan, 3.57% (LIBOR + 200 bps), 12/31/18	1,532,247
	1,213,333	Octavius Corp., (Winnebago Industries) New Tranche B Term Loan, 5.034% (LIBOR + 350 bps), 11/8/23	1,222,433
			$3,352,876
		Tires & Rubber - 0.1%
	725,000	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.56% (LIBOR + 200 bps), 4/30/19	$728,843
		Total Automobiles & Components	$20,811,672
		CAPITAL GOODS - 11.2%
		Aerospace & Defense - 3.0%
	1,496,250	Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.317% (LIBOR + 375 bps), 8/18/24	$1,511,346
	1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.073% (LIBOR + 450 bps), 8/19/21	1,660,808
	2,139,250	Constellis Holdings LLC, First Lien Term B Loan, 6.693% (LIBOR + 500 bps), 4/21/24	2,166,436
	2,554,528	DAE Aviation Holdings, Inc., Initial Term Loan, 5.32% (LIBOR + 375 bps), 7/7/22	2,580,074
	1,801,765	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	1,819,783
	321,453	Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.823% (LIBOR + 325 bps/PRIME + 225 bps), 8/14/23	325,940
	1,287,000	Leidos Innovations Corp.,Term Loan B, 3.625% (LIBOR + 200 bps), 8/16/23	1,299,736
	3,250,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.31% (LIBOR + 275 bps), 10/4/24	3,282,906
	1,000,000	MRO Holdings, Inc., Initial Term Loan, 6.943% (LIBOR + 525 bps), 10/25/23	1,008,750
	2,725,763	Transdigm, Inc., New Tranche F Term Loan, 4.365% (LIBOR + 275 bps), 6/9/23	2,752,454
	1,428,462	Transdigm, Inc., Tranche G Term Loan, 4.666% (LIBOR + 300 bps), 8/22/24	1,442,648
	2,349,404	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 11/23/19	2,378,772
	2,804,800	WP CPP Holdings LLC, First Lien Term B-3 Loan, 5.272% (LIBOR + 350 bps), 12/28/19	2,809,621
			$25,039,274
		Building Products - 2.8%
	2,161,500	Armstrong World Industries, Inc., Term Loan B, 4.372% (LIBOR + 275 bps), 3/31/23	$2,176,360
	2,265,064	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 300 bps), 12/22/23	2,282,052
	2,000,000	Beacon Roofing Supply, Inc., Term Loan B, 3.818% (LIBOR + 225 bps), 1/2/25	2,016,964
	2,761,165	Builders FirstSource, Inc., Refinancing Term Loan, 4.693% (LIBOR + 300 bps), 2/29/24	2,779,458
	2,700,000(b)	NCI Building Systems, Inc., Term Loan, 1/26/25	2,710,976
	2,677,605	NCI Building Systems, Inc., Tranche B Term Loan, 4.621% (LIBOR + 300 bps), 6/24/22	2,689,989
	2,635,746	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.323% (LIBOR + 275 bps), 11/15/23	2,653,867
	568,724	Siteone Landscape Supply LLC, Tranche D Term Loan, 4.33% (LIBOR + 275 bps), 4/29/22	574,056
	739,907	SRS Distribution, Inc., First Lien Term B-4 Loan, 4.873% (LIBOR + 325 bps), 8/25/22	747,152
	3,622,414	Summit Materials LLC, New Term Loan, 3.823% (LIBOR + 225 bps), 11/21/24	3,655,240
	1,492,509	Unifrax I LLC, Initial Dollar Term Loan, 5.193% (LIBOR + 375 bps), 4/4/24	1,507,434
			$23,793,548
		Construction & Engineering - 0.2%
	1,841,623	Installed Building Products, Inc., Tranche B-1 Term Loan, 4.073% (LIBOR + 250 bps), 4/15/24	$1,858,888
		Construction & Farm Machinery & Heavy Trucks - 0.5%
	1,937,298	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.193% (LIBOR + 250 bps), 5/18/24	$1,957,397
	987,500	Commercial Vehicle Group, Inc., (CVG) Initial Term Loan B, 7.573% (LIBOR + 600 bps), 4/12/23	997,375
	1,164,262	Navistar, Inc., Tranche B Term Loan, 5.06% (LIBOR + 350 bps), 11/6/24	1,176,147
	358,678	Terex Corp., Incremental US Term Loan, 3.943% (LIBOR + 225 bps), 1/31/24	361,666
			$4,492,585
	Principal
	Amount
	USD ($)		Value
		Electrical Components & Equipment - 1.8%
	101,612(b)	Convergint Technologies LLC, Delayed Term Loan, 2/1/25	$102,501
	948,388(b)	Convergint Technologies LLC, First Lien Term Loan, 2/1/25	956,687
	2,584,979	Dell International LLC, Refinancing Term B Loan, 3.58% (LIBOR + 200 bps), 9/7/23	2,597,788
	2,642,531	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.313% (LIBOR + 275 bps), 11/6/23	2,660,699
	2,084,625	Pelican Products, Inc., First Lien Term Loan, 5.943% (LIBOR + 425 bps), 4/10/20	2,102,866
	999,828	Quest Software US Holdings Inc., 2017 First Lien Incremental Term Loan, 7.272% (LIBOR + 550 bps), 10/31/22	1,020,449
	496,250	Ramundsen Public Sector LLC, Term Loan, 5.943% (LIBOR + 425 bps), 2/1/24	502,143
	3,073,837	Southwire Co., LLC, Initial Term Loan, 4.054% (LIBOR + 250 bps), 2/10/21	3,094,008
	2,381,573	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 6.979% (LIBOR + 550 bps), 9/29/23	2,399,453
			$15,436,594
		Industrial Conglomerates - 1.4%
	2,129,042	AVSC Holding Corp., First Lien New Term Loan, 5.05% (LIBOR + 350 bps), 4/29/24	$2,129,042
	3,021,831	Filtration Group Corp., First Lien Term Loan, 4.573% (LIBOR + 300 bps), 11/23/20	3,059,603
	1,596,800	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.443% (LIBOR + 275 bps), 4/1/24	1,611,912
	877,500	Hyster-Yale Group, Inc., Term Loan, 5.573% (LIBOR + 400 bps), 5/30/23	888,469
	1,980,000	Milacron LLC, Term B Loan, 4.323% (LIBOR + 275 bps), 9/28/23	1,983,713
	1,745,861	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.027% (LIBOR + 350 bps), 11/20/23	1,768,775
	500,000	Thermon Industries, Inc., Term Loan B, 5.375% (LIBOR + 375 bps), 10/30/24	504,375
			$11,945,889
		Industrial Machinery - 1.4%
	2,024,375	Blount International, Inc., Refinancing Term Loan, 5.818% (LIBOR + 425 bps), 4/12/23	$2,058,536
	2,000,000	Circor International, Inc., Initial Term Loan, 5.054% (LIBOR + 350 bps), 12/11/24	2,020,624
	1,560,111	Columbus McKinnon Corp., Initial Term Loan, 4.693% (LIBOR + 300 bps), 1/31/24	1,578,637
	2,368,994	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.443% (LIBOR + 275 bps), 7/30/24	2,384,129
	700,820	NN, Inc., Tranche B Term Loan, 5.323% (LIBOR + 375 bps), 10/19/22	705,638
	1,763,877	Tank Holding Corp., Initial Term Loan, 5.927% (LIBOR + 425 bps), 3/16/22	1,777,839
	1,699,201	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.323% (LIBOR + 275 bps), 3/3/23	1,716,703
			$12,242,106
		Trading Companies & Distributors - 0.1%
	514,937	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.573% (LIBOR + 300 bps/PRIME + 200 bps), 12/12/19	$515,581
		Total Capital Goods	$95,324,465
		COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
		Diversified Support Services - 0.9%
	1,064,250^	ADS Tactical, Inc., Term Loan, 9.193% (LIBOR + 750 bps), 12/31/22	$1,064,250
	596,992	Asurion LLC (fka Asurion Corp.), Replacement B-5 Term Loan, 4.573% (LIBOR + 300 bps), 11/3/23	602,056
	245,876	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.193% (LIBOR + 650 bps), 7/18/19	243,110
	1,961,962	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.25% (LIBOR + 250 bps), 3/9/23	1,983,626
	1,741,250	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.95% (LIBOR + 525 bps), 4/29/24	1,754,309
	2,082,681	TMS International Corp. (aka Tube City IMS Corp.), Term B-1 Loan, 4.631% (LIBOR + 300 bps), 8/14/24	2,095,698
			$7,743,049
		Environmental & Facilities Services - 1.5%
	2,463,013	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 3.715% (LIBOR + 225 bps), 11/10/23	2,483,025
	1,440,450	Casella Waste Systems, Inc., Term B-1 Loan, 4.056% (LIBOR + 250 bps), 10/17/23	1,454,854
	915,400	Clean Harbors, Inc., Initial Term Loan, 3.573% (LIBOR + 200 bps), 6/30/24	920,549
	1,046,750	GFL Environmental, Inc., Initial US Term Loan, 4.443% (LIBOR + 275 bps), 9/29/23	1,054,601
	1,917,388	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 4.693% (LIBOR + 300 bps), 5/27/22	$1,938,958
	1,743,545	Wastequip LLC, Term Loan, 6.073% (LIBOR + 450 bps), 8/9/19	1,747,903
	1,917,028	WCA Waste Systems, Inc., Initial Term Loan, 4.323% (LIBOR + 275 bps), 8/11/23	1,923,619
	1,264,706	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.573% (LIBOR + 300 bps), 9/27/24	1,276,167
			$12,799,676
		Human Resource & Employment Services - 0.2%
	1,179,253	On Assignment, Inc., Tranche B-3 Term Loan, 3.567% (LIBOR + 200 bps), 6/3/22	$1,182,201
		Office Services & Supplies - 0.1%
	500,000	Diamond (BC) B.V. Initial USD Term Loan, 4.654% (LIBOR + 300 bps), 9/6/24	$499,844
		Security & Alarm Services - 0.8%
	1,578,102	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.443% (LIBOR + 375 bps), 7/28/22	$1,566,513
	Principal
	Amount
	USD ($)		Value
		Security & Alarm Services – (continued)
	2,295,107	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 4.968% (LIBOR + 350 bps), 5/24/24	$2,317,342
	2,816,999	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.323% (LIBOR + 275 bps), 5/2/22	2,845,169
			$6,729,024
		Total Commercial & Professional Services	$28,953,794
		CONSUMER DURABLES & APPAREL - 1.0%
		Apparel, Accessories & Luxury Goods - 0.1%
	1,000,000	Hanesbrands Inc., New Term Loan B, 3.309% (LIBOR + 175 bps), 12/16/24	$1,006,125
		Household Appliances - 0.3%
	1,745,625	Global Appliance, Inc.,Tranche B Term Loan, 5.57% (LIBOR + 400 bps), 9/29/24	$1,781,585
	650,000	Ring Container Technologies Group, LLC, First Lien Initial Term Loan, 4.323% (LIBOR + 275 bps), 10/31/24	654,469
			$2,436,054
		Housewares & Specialties - 0.4%
	728,157	Prestige Brands, Inc., Term B-4 Loan, 4.323% (LIBOR + 275 bps), 1/26/24	$734,853
	2,322,345	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.323% (LIBOR + 275 bps), 2/5/23	2,342,020
			$3,076,873
		Leisure Products - 0.2%
	1,375,565	Bombardier Recreational Products, Inc., Term B Loan, 4.07% (LIBOR + 250 bps), 6/30/23	$1,392,330
	498,750	Hayward Industries, Inc., First Lien Initial Term Loan, 5.073% (LIBOR + 350 bps), 8/5/24	503,114
			$1,895,444
		Total Consumer Durables & Apparel	$8,414,496
		CONSUMER SERVICES - 6.4%
		Casinos & Gaming - 1.9%
	1,525,000(b)	Aristocrat Leisure, Ltd., 2017/2018 Incremental Term Loan, 10/19/24	$1,537,629
	677,832(b)	Boyd Gaming Corporation, Refinancing Term B Loan, 9/15/23	683,234
	500,000	Churchill Downs Inc., Term B Facility Loan, 3.57% (LIBOR + 200 bps), 12/27/24	504,216
	2,985,000	CityCenter Holdings LLC, Term B Loan, 4.073% (LIBOR + 250 bps), 4/18/24	3,011,584
	1,319,655	Eldorado Resorts, Inc., Term Loan, 3.839% (LIBOR + 225 bps), 4/17/24	1,323,229
	2,274,973	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term Loan B, 4.875% (LIBOR + 325 bps), 10/4/23	2,304,477
	4,182,174	Scientific Games International, Inc., Initial Term B-4 Loan, 4.823% (LIBOR + 325 bps), 8/14/24	4,214,289
	1,959,072	Station Casinos LLC, Term B Facility Loan, 4.07% (LIBOR + 250 bps), 6/8/23	1,970,210
			$15,548,868
		Education Services - 1.4%
	2,938,595	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.573% (LIBOR + 200 bps), 11/7/23	$2,957,878
	1,713,537	Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.809% (LIBOR + 425 bps), 6/7/23	1,670,392
	1,660,212	Houghton Mifflin Holdings, Inc., Term Loan, 4.573% (LIBOR + 300 bps), 5/28/21	1,570,283
	2,713,755	Laureate Education, Inc., Series 2024 Term Loan, 6.067% (LIBOR + 450 bps), 4/26/24	2,744,285
	3,349,000	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.573% (LIBOR + 400 bps), 5/4/22	3,349,261
			$12,292,099
		Hotels, Resorts & Cruise Lines - 0.7%
	2,079,000	Four Seasons Holdings Inc., 2013 First Lien Term Loan, 4.073% (LIBOR + 250 bps), 11/30/23	$2,100,570
	1,095,429	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.561% (LIBOR + 200 bps), 10/25/23	1,104,947
	2,413,947	Sabre GLBL, Inc. (fka Sabre, Inc.), 2017 B-1 Incremental Term Loan, 3.823% (LIBOR + 225 bps), 2/22/24	2,433,937
			$5,639,454
		Leisure Facilities - 0.7%
	1,568,000	Cedar Fair LP, US Term B Loan, 3.823% (LIBOR + 225 bps), 4/13/24	$1,584,660
	1,686,619	Fitness International LLC, Term B Loan, 5.193% (LIBOR + 350 bps), 7/1/20	1,710,021
	1,505,112	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.229% (LIBOR + 275 bps), 6/10/22	1,516,714
	1,457,976	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.571% (LIBOR + 200 bps/PRIME + 100 bps), 6/30/22	1,471,417
			$6,282,812
		Restaurants - 0.8%
	3,388,476	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.87% (LIBOR + 225 bps), 2/16/24	$3,409,637
	1,000,000(b)	Arby's Restaurant Group, Inc., Term B Loan, 2/5/25	1,012,656
	1,382,553	KFC Holding Co., Term B Loan, 3.556% (LIBOR + 200 bps), 6/16/23	1,396,032
	746,250	NPC International, Inc., First Lien Intital Term Loan, 5.154% (LIBOR + 350 bps), 4/19/24	754,645
			$6,572,970
		Specialized Consumer Services - 0.9%
	2,574,248	Creative Artists Agency LLC, Refinancing Term Loan, 5.059% (LIBOR + 350 bps), 2/15/24	$2,591,946
	1,859,668	Genex Holdings, Inc., First Lien Term B Loan, 5.823% (LIBOR + 425 bps), 5/28/21	1,859,668
	450,000	Genex Holdings, Inc., Second Lien Initial Term Loan, 9.323% (LIBOR + 775 bps), 5/30/22	447,187
	Principal
	Amount
	USD ($)		Value
		Specialized Consumer Services - (continued)
	2,646,745	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.443% (LIBOR + 375 bps), 8/12/22	$2,671,558
			$7,570,359
		Total Consumer Services	$53,906,562
		DIVERSIFIED FINANCIALS - 3.0%
		Asset Management & Custody Banks - 0.3%
	1,844,894	Baring Private Equity Asia VI Holdings, Ltd., First Lien Initial Dollar Term Loan, 4.823% (LIBOR + 325 bps), 10/26/22	$1,851,812
	997,161	FinCo I LLC (aka Fortress Investment Group), Initial Term Loan, 4.323% (LIBOR + 275 bps), 12/27/22	1,011,495
			$2,863,307
		Diversified Capital Markets - 0.4%
	895,500	Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 3.811% (LIBOR + 225 bps), 3/21/22	$895,260
	875,000	Clipper Acquisitions Corp. (aka TCW Group, Inc.), Term B-1 Loan, 3.621% (LIBOR + 200 bps), 12/27/24	878,008
	1,448,732	Freedom Mortgage Corp., Initial Term Loan, 6.956% (LIBOR + 550 bps), 2/23/22	1,468,653
			$3,241,921
		Investment Banking & Brokerage - 0.7%
	762,752	Duff & Phelps Corp., Restatement Term Loan, 4.943% (LIBOR + 325 bps), 10/12/24	$763,864
	1,750,000(b)	Duff & Phelps Investment Management Co., Term Loan B, 12/4/24	1,771,329
	1,968,814	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 4.323% (LIBOR + 275 bps), 7/21/23	1,983,580
	1,790,513	LPL Holdings, Inc., Tranche B Term Loan, 3.81% (LIBOR + 225 bps), 9/23/24	1,802,822
			$6,321,595
		Other Diversified Financial Services - 0.7%
	330,769	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 6.073% (LIBOR + 450 bps), 5/8/20	$261,928
	673,724	Delos Finance S.a.r.l., New Term Loan, 3.693% (LIBOR + 200 bps), 10/6/23	680,145
	2,289,077	Fly Funding II S.à r.l., Term Loan, 3.4% (LIBOR + 200 bps), 2/9/23	2,300,522
	2,435,250	Livingston International Inc., First Lien Refinancing Term B-3 Loan, 7.443% (LIBOR + 575 bps), 3/20/20	2,404,809
			$5,647,404
		Specialized Finance - 0.9%
	2,000,000(b)	CTC AcquiCo GmbH, Term Loan, 11/29/24	$2,005,000
	1,473,485	DBRS, Ltd., Initial Term Loan, 6.729% (LIBOR + 525 bps), 3/4/22	1,479,011
	2,280,466	Trans Union LLC, 2017 Replacement Term B-3 Loan, 3.573% (LIBOR + 200 bps), 4/10/23	2,297,570
	1,500,000	VICI Properties 1 LLC, Term B Loan, 3.811% (LIBOR + 225 bps), 12/20/24	1,513,542
			$7,295,123
		Total Diversified Financials	$25,369,350
		ENERGY - 1.6%
		Integrated Oil & Gas - 0.2%
	1,750,000	Medallion Midland Acquisition LLC, Initial Term Loan, 4.823% (LIBOR + 325 bps), 10/30/24	$1,766,406
		Oil & Gas Drilling - 0.3%
	1,000,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.559% (LIBOR + 600 bps), 3/1/24	$1,006,875
	1,650,000	Traverse Midstream Partners LLC, Advance Term Loan, 5.85% (LIBOR + 400 bps), 9/27/24	1,674,956
			$2,681,831
		Oil & Gas Equipment & Services - 0.1%
	861,621	FR Dixie Acquisition Corp., Term Loan, 6.229% (LIBOR + 475 bps), 12/18/20	$472,276
		Oil & Gas Exploration & Production - 0.5%
	750,000	California Resources Corp., Term Loan, 11.936% (LIBOR + 1,038 bps), 12/31/21	$855,000
	2,200,000	Chesapeake Energy Corp., Term Loan, Class A, 8.954% (LIBOR + 750 bps), 8/23/21	2,359,500
	597,246	MEG Energy Corp., Initial Term Loan, 5.2% (LIBOR + 350 bps), 12/31/23	600,688
			$3,815,188
		Oil & Gas Storage & Transportation - 0.5%
	1,857,896	Energy Transfer Equity LP, Refinanced Term Loan, 3.561% (LIBOR + 200 bps), 2/2/24	$1,865,298
	2,192,916	Gulf Finance LLC, Tranche B Term Loan, 6.95% (LIBOR + 525 bps), 8/25/23	2,010,174
	644,000	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.573% (LIBOR + 600 bps), 5/13/22	656,075
			$4,531,547
		Total Energy	$13,267,248
		FOOD & STAPLES RETAILING - 1.1%
		Drug Retail - 0.2%
	1,669,080	Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 4.573% (LIBOR + 300 bps), 6/2/21	$1,684,205
		Food Distributors - 0.2%
	1,776,076	CSM Bakery Solutions, Ltd., First Lien Term Loan, 5.7% (LIBOR + 400 bps), 7/3/20	$1,767,749
		Food Retail - 0.7%
	992,513	Albertson's LLC, 2017-1 Term B-5 Loan, 4.675% (LIBOR + 300 bps), 12/21/22	$988,308
	3,016,619	Albertson's LLC, 2017-1 Term B-6 Loan, 4.462% (LIBOR + 300 bps), 6/22/23	3,000,215
	925,000	Packers Holdings LLC, Initial Term Loan, 4.737% (LIBOR + 325 bps), 12/4/24	926,927
	483,844	Supervalu, Inc., Delayed Draw Term Loan, 5.073% (LIBOR + 350 bps), 6/8/24	479,610
	806,406	Supervalu, Inc., Initial Term Loan, 5.073% (LIBOR + 350 bps), 6/8/24	799,350
			$6,194,410
		Total Food & Staples Retailing	$9,646,364
	Principal
	Amount
	USD ($)		Value
		FOOD, BEVERAGE & TOBACCO - 3.0%
		Agricultural Products - 0.2%
	1,691,349	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.589% (LIBOR + 200 bps/PRIME + 100 bps), 12/18/24	$1,713,548
		Distillers & Vintners - 0.0%†
	495,000	Arterra Wines Canada, Inc. (fka 9941762 Canada, Inc.), First Lien Dollar Replacement Term Loan, 4.375% (LIBOR + 275 bps), 12/15/23	$499,950
		Packaged Foods & Meats - 2.5%
	2,368,878	Chobani LLC, First Lien New Term Loan, 5.073% (LIBOR + 350 bps), 10/10/23	$2,393,555
	2,253,639	CTI Foods Holding Co., LLC, First Lien Term Loan, 5.07% (LIBOR + 350 bps), 6/29/20	2,050,812
	1,714,844	Dole Food Co., Inc., Tranche B Term Loan, 4.317% (LIBOR + 275 bps/PRIME + 175 bps), 4/6/24	1,723,418
	2,179,538	Give and Go Prepared Foods Corp., First Lien 2017 Term Loan, 5.704% (LIBOR + 425 bps), 7/29/23	2,209,506
	2,225,936	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.1% (LIBOR + 250 bps), 10/30/22	2,215,850
	3,453,615	Pinnacle Foods Finance LLC, Initial Term Loan, 3.564% (LIBOR + 200 bps), 2/2/24	3,488,870
	4,378,000	Post Holdings, Inc., Series A, Incremental Term Loan, 3.83% (LIBOR + 225 bps), 5/24/24	4,406,045
	1,522,137	Shearer's Foods LLC, First Lien Term Loan, 5.631% (LIBOR + 394 bps), 6/30/21	1,532,602
	1,000,000	Utz Quality Foods, LLC, First Lien Initial Term Loan, 5.061% (LIBOR + 350 bps), 11/21/24	1,011,458
			$21,032,116
		Soft Drinks - 0.3%
	1,000,000(b)	Refresco Group NV, Term Loan Facility B, 9/27/24	$1,005,625
	1,200,000(b)	Refresco Group NV, Term Loan B, 12/13/24	1,203,720
			$2,209,345
		Total Food, Beverage & Tobacco	$25,454,959
		HEALTH CARE EQUIPMENT & SERVICES - 8.7%
		Health Care Distributors - 0.1%
	1,000,000	PharMerica Corp., First Lien Initial Term Loan, 5.055% (LIBOR + 350 bps), 12/6/24	$1,011,042
		Health Care Equipment - 0.1%
	594,000	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 3.943% (LIBOR + 225 bps), 10/25/23	$597,898
		Health Care Facilities - 2.9%
	2,367,337	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.305% (LIBOR + 275 bps), 2/16/23	$2,389,955
	2,567,952	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.204% (LIBOR + 350 bps), 5/10/23	2,596,842
	323,528	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.229% (LIBOR + 275 bps), 12/31/19	320,091
	1,728,273	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	1,698,028
	2,773,345	Concentra, Inc., First Lien Tranche B Term Loan, 4.491% (LIBOR + 300 bps/PRIME + 200 bps), 6/1/22	2,808,828
	278,730	HCA, Inc., Tranche B-8 Term Loan, 3.823% (LIBOR + 225 bps), 2/15/24	281,318
	3,314,372	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	3,335,087
	3,395,076	NVA Holdings, Inc., First Lien Term B-2 Loan, 5.193% (LIBOR + 350 bps), 8/14/21	3,402,505
	3,394,051(b)	NVA Holdings, Inc., Term Loan B3, 1/30/25	3,407,848
	1,846,763	Quorum Health Corp., Term Loan, 8.323% (LIBOR + 675 bps), 4/29/22	1,888,315
	1,714,349	Select Medical Corp., Tranche B Term Loan, 5.21% (LIBOR + 350 bps/PRIME + 250 bps), 3/1/21	1,732,007
	744,788	Vizient, Inc., Term B-3 Loan, 4.323% (LIBOR + 275 bps), 2/13/23	751,615
			$24,612,439
		Health Care Services - 3.6%
	864,409	Aegis Toxicology Sciences Corp., First Lien Initial Term Loan, 6.175% (LIBOR + 450 bps), 2/24/21	$862,248
	900,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.167% (LIBOR + 450 bps), 10/24/23	902,250
	500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.67% (LIBOR + 1,000 bps), 4/24/24	505,000
	379,779	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.073% (LIBOR + 550 bps), 8/4/21	380,728
	2,119,537	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.323% (LIBOR + 275 bps), 6/24/21	2,149,210
	1,000,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.07% (LIBOR + 450 bps/PRIME + 450 bps), 12/20/24	1,010,000
	4,252,616	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.58% (LIBOR + 300 bps), 12/1/23	4,275,206
	2,373,777	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.817% (LIBOR + 325 bps), 7/27/23	2,400,482
	1,979,057	Genoa a QoL Healthcare Co., LLC, First Lien Amendment No. 1 Term Loan, 4.823% (LIBOR + 325 bps), 10/30/23	1,993,900
	818,902	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.693% (LIBOR + 300 bps), 6/28/24	821,973
	2,638,218	HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.573% (LIBOR + 500 bps), 4/7/22	2,674,494
	1,869,660	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), 2017 Term Loan, 4.386% (LIBOR + 275 bps), 8/18/22	1,884,533
	948,758	MPH Acquisition Holdings LLC, Initial Term Loan, 4.693% (LIBOR + 300 bps), 6/7/23	956,128
	2,555,437	National Mentor Holdings, Inc., Tranche B Term Loan, 4.693% (LIBOR + 300 bps), 1/31/21	2,589,777
	Principal
	Amount
	USD ($)		Value
		Health Care Services - (continued)
	1,677,464	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.073% (LIBOR + 450 bps), 10/20/22	$1,691,093
	2,977,500	Team Health Holdings, Inc., Initial Term Loan, 4.323% (LIBOR + 275 bps), 2/6/24	2,897,480
	2,891,985	US Renal Care, Inc., First Lien Initial Term Loan, 5.943% (LIBOR + 425 bps), 12/30/22	2,893,070
			$30,887,572
		Health Care Supplies - 1.1%
	1,494,120	Greatbatch Ltd., New Term B Loan (2017), 4.81% (LIBOR + 325 bps), 10/27/22	$1,509,622
	2,915,058	Halyard Health, Inc., Term Loan, 4.323% (LIBOR + 275 bps), 11/1/21	2,939,661
	1,547,225	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	1,552,221
	3,056,446	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.573% (LIBOR + 300 bps), 5/15/22	3,068,290
			$9,069,794
		Health Care Technology - 0.6%
	3,068,594	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.323% (LIBOR + 275 bps), 3/1/24	$3,089,451
	1,612,236	Press Ganey Holdings, Inc., Replacement Term Loan, 4.573% (LIBOR + 300 bps), 10/23/23	1,631,717
	698,995	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.693% (LIBOR + 200 bps), 3/7/24	704,019
			$5,425,187
		Managed Health Care - 0.3%
	201,609	MMM Holdings, Inc., MMM Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	$195,561
	146,569	MSO of Puerto Rico, Inc., MSO Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	142,171
	1,970,000	Prospect Medical Holdings, Inc., Term Loan, 7.5% (LIBOR + 600 bps), 6/30/22	1,973,694
			$2,311,426
		Total Health Care Equipment & Services	$73,915,358
		HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
		Household Products - 1.1%
	2,518,688	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.073% (LIBOR + 350 bps), 9/26/24	$2,492,871
	487,500	Energizer Holdings, Inc., Term Loan, 3.625% (LIBOR + 200 bps), 6/30/22	489,938
	1,990,000	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 6/30/24	2,019,020
	2,013,855	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.564% (LIBOR + 200 bps), 6/23/22	2,026,065
	2,288,500	WKI Holding Co., Inc., Initial Term Loan, 5.377% (LIBOR + 400 bps), 5/1/24	2,305,664
			$9,333,558
		Personal Products - 0.6%
	1,210,053	Atrium Innovations, Inc., First Lien Initial Tranche B-1 Term Loan, 4.943% (LIBOR + 325 bps), 2/15/21	$1,213,330
	451,940	Party City Holdings, Inc., 2016 Replacement Term Loan, 4.719% (LIBOR + 300 bps), 8/19/22	455,075
	1,784,802	Revlon Consumer Products Corp., Initial Term Loan B, 5.073% (LIBOR + 350 bps), 9/7/23	1,395,333
	2,487,500	Twist Beauty International Holdings S.A., Facility B, 5.407% (LIBOR + 375 bps), 4/22/24	2,511,338
			$5,575,076
		Total Household & Personal Products	$14,908,634
		INSURANCE - 1.7%
		Insurance Brokers - 0.2%
	1,941,247	NFP Corp., Term B Loan, 4.573% (LIBOR + 300 bps), 1/8/24	$1,960,660
		Life & Health Insurance - 0.3%
	2,071,042	Integro Parent, Inc., First Lien Initial Term Loan, 7.444% (LIBOR + 575 bps), 10/31/22	$2,071,042
		Multi-line Insurance - 0.2%
	1,791,349	Alliant Holdings I LLC, Initial Term Loan, 4.817% (LIBOR + 325 bps), 8/12/22	$1,806,515
		Property & Casualty Insurance - 1.0%
	3,226,785	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 5.991% (LIBOR + 425 bps), 11/22/23	$3,287,287
	792,000	AmWINS Group, Inc., First Lien Term Loan, 4.318% (LIBOR + 275 bps), 1/25/24	797,775
	2,303,573	Confie Seguros Holding II Co., Term B Loan, 6.729% (LIBOR + 525 bps), 4/19/22	2,303,573
	1,895,250	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 4.693% (LIBOR + 300 bps), 5/16/24	1,906,701
			$8,295,336
		Total Insurance	$14,133,553
		MATERIALS - 9.7%
		Aluminum - 0.3%
EUR	2,000,000	Rain Carbon Inc., Initial Term Loan, 3.0% (EURIBOR + 300 bps), 1/16/25	$2,487,531
		Construction Materials - 1.5%
	1,560,000	84 Lumber Company, Term B-1 Loan, 6.817% (LIBOR + 525 bps), 10/25/23	$1,580,963
	1,953,299	American Bath Group LLC, First Lien Replacement Term Loan, 6.943% (LIBOR + 525 bps), 9/30/23	1,978,530
	2,248,643	American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan,, 4.073% (LIBOR + 250 bps), 10/31/23	2,268,787
	495,893	Associated Asphalt Partners LLC, Tranche B Term Loan, 6.823% (LIBOR + 525 bps), 4/5/24	471,098
	448,080	CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	448,500
	1,463,249	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	1,464,621
	187,862	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	188,039
	2,493,750	HD Supply Waterworks, Ltd., Initial Term Loan, 4.455% (LIBOR + 300 bps), 8/1/24	2,513,231
	Principal
	Amount
	USD ($)		Value
		Construction Materials - (continued)
	1,557,175	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.323% (LIBOR + 275 bps), 6/27/24	$1,566,907
			$12,480,676
		Diversified Chemicals - 1.8%
	500,000	Avantor, Inc., Initial Dollar Term Loan, 5.561% (LIBOR + 400 bps), 11/21/24	$507,266
	1,716,313	Azelis Finance SA (Azelis US Holding, Inc.), 2017 Refinancing Dollar Term Loan, 5.443% (LIBOR + 375 bps), 12/16/22	1,738,839
	995,154	Chemours Co., Tranche B-1 US Dollar Term Loan, 4.08% (LIBOR + 250 bps), 5/12/22	1,005,105
	1,000,000	Ineos US Finance LLC, New 2024 Dollar Term Loan, 3.573% (LIBOR + 200 bps), 4/1/24	1,006,406
	1,871,595	Nexeo Solutions LLC, Term B-1 Loan, 4.85% (LIBOR + 325 bps), 6/9/23	1,894,406
	1,026,327	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.193% (LIBOR + 250 bps), 7/25/24	1,032,742
	1,400,965	Plaskolite LLC, First Lien Term Loan, 5.693% (LIBOR + 400 bps), 11/3/22	1,411,473
	2,586,312	Tata Chemicals North America, Term Loan, 4.5% (LIBOR + 275 bps), 8/7/20	2,596,787
	755,814	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	764,222
	1,744,186	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	1,763,590
	1,990,344	Univar USA, Inc., Term B-3 Loan, 4.073% (LIBOR + 250 bps), 7/1/24	2,012,425
			$15,733,261
		Diversified Metals & Mining - 0.9%
	2,517,878	Global Brass and Copper, Inc., Initial Term Loan, 4.875% (LIBOR + 325 bps), 7/18/23	$2,543,056
	1,500,000	Oxbow Carbon LLC, (Oxbox Calcining LLC), First Lien Tranche B Term Loan, 5.323% (LIBOR + 375 bps), 1/4/23	1,520,625
	777,000(b)	Phoenix Services International LLC, Term Loan, 1/30/25	786,227
	2,901,099	US Silica Co., Term Loan, 4.75% (LIBOR + 300 bps), 7/23/20	2,914,699
			$7,764,607
		Fertilizers & Agricultural Chemicals - 0.1%
	975,000	Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 5.073% (LIBOR + 350 bps), 6/30/22	$975,585
		Forest Products - 0.3%
	2,103,425	Expera Specialty Solutions LLC, Term B Loan Commitment, 5.823% (LIBOR + 425 bps), 11/3/23	$2,140,235
		Metal & Glass Containers - 0.9%
	1,273,805	BWay Holding Co., Initial Term Loan, 4.958% (LIBOR + 325 bps), 4/3/24	$1,285,482
	1,496,250	Consolidated Container Co., LLC, First Lien Initial Term Loan, 5.073% (LIBOR + 350 bps), 5/22/24	1,508,096
	2,378,742	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.943% (LIBOR + 425 bps), 6/29/22	2,396,582
	737,000(b)	Crown Holdings, Inc., Term Loan, 1/17/25	746,541
	1,950,000	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 4.823% (LIBOR + 325 bps), 10/17/24	1,965,844
			$7,902,545
		Paper Packaging - 0.7%
	1,859,876	Berry Global, Inc. (fka Berry Plastics Corp.), Term M Loan, 3.816% (LIBOR + 225 bps), 10/1/22	$1,875,505
	496,250	Berry Global, Inc. (fka Berry Plastics Corp.), Term N Loan, 3.804% (LIBOR + 225 bps), 1/19/24	500,179
	1,521,851	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	1,528,509
	1,496,250	Plastipak Holdings, Inc., Tranche B Term Loan, 4.45% (LIBOR + 275 bps), 10/14/24	1,514,018
	698,148	Signode Industrial Group Lux SA, Initial Term B Loan, 4.381% (LIBOR + 275 bps), 5/1/21	702,494
			$6,120,705
		Paper Products - 0.2%
	1,646,450	Ranpak Corp., Tranche B-1 USD Term Loan, 4.823% (LIBOR + 325 bps), 10/1/21	$1,657,769
		Specialty Chemicals - 2.5%
	2,422,161	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 4.712% (LIBOR + 325 bps), 9/13/23	$2,441,841
	1,824,832	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 4.712% (LIBOR + 325 bps), 9/13/23	1,839,659
	897,750	Archroma Finance S.a r.l., Facility B2, 5.97% (LIBOR + 425 bps), 8/12/24	907,850
	1,815,875	Ashland LLC, Term B Loan, 3.573% (LIBOR + 200 bps), 5/17/24	1,835,169
	2,193,557	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.693% (LIBOR + 200 bps), 6/1/24	2,211,493
	165,481	Ferro Corp., US Dollar Term Loan, 4.073% (LIBOR + 250 bps), 2/14/24	166,877
	349,125	H.B. Fuller Company, Commitment, 3.811% (LIBOR + 225 bps), 10/20/24	352,301
	3,145,559	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.573% (LIBOR + 300 bps), 6/7/23	3,173,737
	2,582,415	Omnova Solutions, Inc., Term B-2 Loan, 5.823% (LIBOR + 425 bps), 8/25/23	2,621,151
	1,637,356	Polyone Corp., Term B-3 Loan, 3.556% (LIBOR + 200 bps), 11/11/22	1,652,706
	1,870,273	PQ Corp., Second Amendment Tranche B-1 Term Loan, 5.022% (LIBOR + 325 bps), 11/4/22	1,882,937
	300,000(b)	PQ Corp., Term Loan B, 1/17/25	302,732
	1,303,960	Versum Materials, Inc. (fka Versum Materials LLC), Term Loan, 3.693% (LIBOR + 200 bps), 9/29/23	1,314,351
	870,937	W.R. Grace & Co.-CONN, US Term Loan, 3.385% (LIBOR + 200 bps), 2/3/21	877,741
			$21,580,545
		Steel - 0.5%
	798,000	Big River Steel LLC, Closing Date Term Loan, 6.693% (LIBOR + 500 bps), 8/23/23	$806,977
	Principal
	Amount
	USD ($)		Value
		Steel - (continued)
	3,691,475	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.408% (LIBOR + 275 bps), 6/14/21	$3,723,314
			$4,530,291
		Total Materials	$83,373,750
		MEDIA - 8.0%
		Advertising - 0.8%
	2,324,444	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.323% (LIBOR + 475 bps), 8/16/23	$2,349,142
	1,117,350	Checkout Holding Corp., First Lien Term B Loan, 5.073% (LIBOR + 350 bps), 4/9/21	914,830
	1,865,702	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.561% (LIBOR + 200 bps), 3/18/24	1,878,529
	1,995,000	Red Ventures LLC, First Lien Term Loan, 5.573% (LIBOR + 400 bps), 11/8/24	2,020,769
			$7,163,270
		Broadcasting - 3.3%
	1,031,960	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.83% (LIBOR + 325 bps), 12/1/23	$1,044,537
	395,640(b)	A-L Parent LLC (aka Learfield Communications), Incremental Term Loan, 12/1/23	398,607
	1,194,667	Beasley Mezzanine Holdings, LLC, Initial Term Loan, 5.556% (LIBOR + 400 bps), 11/1/23	1,200,640
	2,437,311	CBS Radio, Inc., Additional Term B-1 Loan, 4.172% (LIBOR + 275 bps), 11/18/24	2,455,211
	350,000	CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.139% (LIBOR + 250 bps), 1/25/26	352,698
	1,786,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.809% (LIBOR + 225 bps), 7/17/25	1,794,037
	997,500	E.W. Scripps Co., 2017 Term Loan, 3.823% (LIBOR + 225 bps), 10/2/24	1,005,605
	1,485,000	Gray Television, Inc., Term B-2 Loan, 3.814% (LIBOR + 225 bps), 2/7/24	1,498,303
	1,375,500	Hubbard Radio LLC, Term Loan, 4.83% (LIBOR + 325 bps), 5/27/22	1,387,822
	950,774	MCC Iowa LLC, Tranche M Term Loan, 3.47% (LIBOR + 200 bps), 1/15/25	957,429
	140,111	Mission Broadcasting, Inc., Term B-2 Loan, 4.068% (LIBOR + 250 bps), 1/17/24	141,045
	1,112,661	Nexstar Broadcasting, Inc., Term B-2 Loan, 4.068% (LIBOR + 250 bps), 1/17/24	1,120,079
	1,730,672	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 3.553% (LIBOR + 200 bps), 10/4/23	1,743,327
	2,425,914	Quebecor Media, Inc., Facility B-1 Tranche, 3.663% (LIBOR + 225 bps), 8/17/20	2,436,528
	1,571,063	Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.311% (LIBOR + 275 bps), 8/23/24	1,575,972
	2,250,000(b)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	2,272,950
	697,187	Sinclair Television Group, Inc., Tranche B Term Loan, 3.83% (LIBOR + 225 bps), 1/3/24	701,632
	2,060,090	Townsquare Media, Inc., Additional Term B Loan, 4.573% (LIBOR + 300 bps), 4/1/22	2,078,116
	171,023	Tribune Media Co., Term B Loan, 4.573% (LIBOR + 300 bps), 12/27/20	171,664
	2,131,585	Tribune Media Co., Term C Loan, 4.573% (LIBOR + 300 bps), 1/26/24	2,139,578
	1,697,512	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.323% (LIBOR + 275 bps), 3/15/24	1,701,092
			$28,176,872
		Cable & Satellite - 1.9%
	1,393,000	Cable One, Inc., Incremental Term B-1 Loan, 3.95% (LIBOR + 225 bps), 5/1/24	$1,410,412
	7,454,414	Charter Communications Operating LLC (aka CCO Safari LLC), Term Loan B, 3.58% (LIBOR + 200 bps), 4/30/25	7,509,159
	1,094,057	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.444% (LIBOR + 575 bps), 8/13/21	1,095,881
	330,000	Telenet Financing USD LLC, Term Loan AI Facility, 4.059% (LIBOR + 250 bps), 3/1/26	332,578
	1,200,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 3.809% (LIBOR + 225 bps), 9/30/25	1,205,143
	2,165,000	UPC Financing Partnership , Facility AR, 4.059% (LIBOR + 250 bps), 1/15/26	2,178,982
	2,600,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.059% (LIBOR + 250 bps), 4/15/25	2,601,625
			$16,333,780
		Movies & Entertainment - 1.4%
	841,500	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 3.809% (LIBOR + 225 bps), 12/15/23	$845,182
	2,082,755	AMC Entertainment, Inc., Initial Term Loan, 3.809% (LIBOR + 225 bps), 12/15/22	2,092,589
	702,349	Kasima LLC, Term Loan, 4.169% (LIBOR + 250 bps), 5/17/21	708,934
	1,501,057	Live Nation Entertainment, Inc., Term B-3 Loan, 3.875% (LIBOR + 225 bps), 10/31/23	1,517,006
	2,002,643	Regal Cinemas Corp., New Term Loan, 3.573% (LIBOR + 200 bps), 4/1/22	2,006,120
	1,224,808	Rovi Solutions Corp., Term B Loan, 4.08% (LIBOR + 250 bps), 7/2/21	1,237,310
	1,910,000	Seminole Hard Rock Entertainment, Inc., Term Loan (LIBOR + 275 bps), 5/14/20	1,929,100
	1,360,215	WMG Acquisition Corp., Tranche E Term Loan, 3.807% (LIBOR + 225 bps), 11/1/23	1,369,472
			$11,705,713
		Publishing - 0.6%
	1,834,971	DH Publishing LP, Term B-6 Loan, 3.984% (LIBOR + 225 bps), 8/20/23	$1,848,242
	525,000(b)	Meredith Corp., Term Loan B, 1/17/25	531,152
	1,147,687	Quincy Newspapers, Inc., Term Loan B, 4.846% (LIBOR + 325 bps/PRIME + 225 bps), 11/2/22	1,156,295
	1,512,256	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.686% (LIBOR + 300 bps), 9/28/23	1,516,037
			$5,051,726
		Total Media	$68,431,361
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
		Biotechnology - 0.8%
	1,745,625	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.823% (LIBOR + 325 bps), 8/30/24	$1,756,535
	3,389,690	Alkermes, Inc., 2021 Term Loan, 4.28% (LIBOR + 275 bps), 9/25/21	3,419,350
	968,750	INC Research Holdings, Inc., Initial Term B Loan, 3.823% (LIBOR + 225 bps), 8/1/24	974,199
	Principal
	Amount
	USD ($)		Value
		Biotechnology - (continued)
	843,625	Lantheus Medical Imaging, Inc., Replacement Term Loan, 5.323% (LIBOR + 375 bps), 6/30/22	$852,061
			$7,002,145
		Life Sciences Tools & Services - 0.4%
	2,060,525	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.823% (LIBOR + 225 bps), 5/20/24	$2,078,554
	994,950	Explorer Holdings, Inc., Initial Term Loan, 5.522% (LIBOR + 375 bps), 5/2/23	1,006,143
			$3,084,697
		Pharmaceuticals - 1.9%
	1,353,391	Akorn, Inc., Term Loan, 5.875% (LIBOR + 425 bps), 4/16/21	$1,358,432
	3,308,375	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.875% (LIBOR + 425 bps), 4/29/24	3,322,161
	1,191,000	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 3.715% (LIBOR + 225 bps), 1/31/25	1,199,784
	3,008,671	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 4.813% (LIBOR + 325 bps), 3/29/24	3,072,606
	1,316,784	Mallinckrodt International Finance SA, 2017 Term B Loan, 4.443% (LIBOR + 275 bps), 9/24/24	1,315,618
	498,750	Parexel International Corp., Initial Term Loan, 4.323% (LIBOR + 275 bps), 9/27/24	502,802
	2,719,672	RPI Finance Trust, Initial Term Loan B-6, 3.693% (LIBOR + 200 bps), 3/27/23	2,741,957
	2,578,487	Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 5.06% (LIBOR + 350 bps), 4/1/22	2,619,903
			$16,133,263
		Total Pharmaceuticals, Biotechnology & Life Sciences	$26,220,105
		REAL ESTATE - 1.2%
		Diversified REITs - 0.3%
	790,035	ESH Hospitality, Inc., Repriced Term Loan, 3.823% (LIBOR + 225 bps), 8/30/23	$797,256
	1,493,747	iStar, Inc. (fka iStar Financial, Inc.), Term Loan, 4.557% (LIBOR + 300 bps), 10/1/21	1,512,419
			$2,309,675
		Hotel & Resort REIT - 0.3%
	2,687,138	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.823% (LIBOR + 225 bps), 4/25/23	$2,710,169
		Real Estate Development - 0.0%†
	450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.234% (LIBOR + 250 bps), 10/19/20	$453,516
		Retail REIT - 0.2%
	1,694,798	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 4.825% (LIBOR + 325 bps), 11/4/21	$1,698,126
		Specialized REIT - 0.4%
	3,243,938	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.573% (LIBOR + 300 bps), 10/24/22	$3,125,641
		Total Real Estate	$10,297,127
		RETAILING - 3.2%
		Apparel Retail - 0.2%
	656,682	Hudson's Bay Co., Initial Term Loan, 4.718% (LIBOR + 325 bps), 9/30/22	$635,135
	1,220,919	Men's Wearhouse, Inc., Tranche B Term Loan, 5.09% (LIBOR + 350 bps), 6/18/21	1,228,542
			$1,863,677
		Automotive Parts - 0.2%
	1,539,963	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.943% (LIBOR + 225 bps), 11/2/23	$1,552,476
		Automotive Retail - 0.4%
	547,342	Avis Budget Car Rental LLC, Tranche B Term Loan, 3.7% (LIBOR + 200 bps), 3/15/22	$549,993
	1,000,000	Belron Finance US LLC, Initial Term B Loan, 3.892% (LIBOR + 250 bps), 11/7/24	1,013,125
	2,268,068	CWGS Group LLC, Term Loan, 4.557% (LIBOR + 300 bps), 11/8/23	2,289,096
			$3,852,214
		Department Stores - 0.3%
	490,446	J.C. Penney Corp., Inc., Term Loan, 5.729% (LIBOR + 425 bps), 6/23/23	$476,039
	1,627,920	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 4.805% (LIBOR + 325 bps), 10/25/20	1,395,433
			$1,871,472
		Home Improvement Retail - 0.4%
	3,241,369	Apex Tool Group LLC, Term Loan, 4.823% (LIBOR + 325 bps), 1/31/20	$3,253,524
		Homefurnishing Retail - 0.3%
	2,585,790	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.13% (LIBOR + 350 bps), 11/8/23	$2,531,072
		Internet & Direct Marketing Retail - 0.3%
	995,000	NAB Holdings, LLC, 2018 Refinancing Term Loan, 4.694% (LIBOR + 300 bps), 7/1/24	$999,560
	1,250,000	Shutterfly, Inc., Initial Term B Loan, 4.07% (LIBOR + 250 bps), 8/19/24	1,248,438
			$2,247,998
		Specialty Stores - 1.1%
	1,745,625	Bass Pro Group LLC, Initial Term Loan, 6.567% (LIBOR + 500 bps), 9/25/24	$1,754,135
	1,685,896	Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 4.318% (LIBOR + 275 bps), 1/30/23	1,699,463
	4,359,862	PetSmart, Inc., Tranche B-2 Term Loan, 4.57% (LIBOR + 300 bps), 3/11/22	3,566,912
	2,500,000	Staples, Inc., Closing Date Term Loan, 5.488% (LIBOR + 400 bps), 9/12/24	2,492,772
			$9,513,282
		Total Retailing	$26,685,715
	Principal
	Amount
	USD ($)		Value
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
		Semiconductor Equipment - 0.3%
	1,087,678	Entegris, Inc., New Tranche B Term Loan, 3.823% (LIBOR + 225 bps), 4/30/21	$1,093,797
	935,741	MKS Instruments, Inc., Tranche B-3 Term Loan, 3.573% (LIBOR + 200 bps), 5/1/23	942,467
	445,263	Sensata Technologies BV, Sixth Amendment Term Loan, 3.309% (LIBOR + 175 bps), 10/14/21	448,819
			$2,485,083
		Semiconductors - 0.9%
	995,000	Bright Bidco BV (aka Lumileds LLC), First Lien Term B Loan, 6.173% (LIBOR + 450 bps), 6/30/24	$1,006,816
	2,214,270	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.823% (LIBOR + 225 bps), 5/17/24	2,223,264
	2,911,507	Micron Technology, Inc., Term Loan, 3.58% (LIBOR + 200 bps), 4/26/22	2,939,813
	276,043	Microsemi Corp., Term Loan B, 3.561% (LIBOR + 200 bps), 1/15/23	278,138
	1,313,894	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.573% (LIBOR + 200 bps), 3/31/23	1,324,479
			$7,772,510
		Total Semiconductors & Semiconductor Equipment	$10,257,593
		SOFTWARE & SERVICES - 6.6%
		Application Software - 1.1%
	1,496,250	Applied Systems, Inc., First Lien Initial Term Loan, 4.943% (LIBOR + 325 bps), 9/19/24	$1,513,316
	2,419,375	DTI Holdco, Inc., Initial Term Loan, 7.022% (LIBOR + 525 bps), 10/2/23	2,434,999
	1,629,728	Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 4.443% (LIBOR + 275 bps), 2/1/22	1,640,084
	2,118,115	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.943% (LIBOR + 525 bps), 6/30/22	2,107,524
	1,625,869	Verint System Inc., Term Loan B, 3.585% (LIBOR + 200 bps/PRIME + 100 bps), 6/28/24	1,636,713
			$9,332,636
		Data Processing & Outsourced Services - 1.3%
	936,643	Black Knight InfoServ LLC, Term B Loan, 3.875% (LIBOR + 225 bps), 5/27/22	$942,497
	990,000	Conduent, Inc., Term B Loan, 4.573% (LIBOR + 300 bps), 12/7/23	998,663
	698,246	Everi Payments Inc., Term B Loan, 4.979% (LIBOR + 350 bps), 5/9/24	705,592
	2,901,211	First Data Corp., 2022D New Dollar Term Loan, 3.81% (LIBOR + 225 bps), 7/8/22	2,922,367
	2,746,078	First Data Corp., 2024A New Dollar Term Loan, 3.81% (LIBOR + 225 bps), 4/26/24	2,768,733
	771,032	Global Payments, Inc., Term B-2 Loan, 3.573% (LIBOR + 200 bps), 4/21/23	777,297
	800,000(b)	Verifone, Inc., Term Loan B, 1/29/25	806,000
	1,409,227	WEX, Inc., Term B-2 Loan, 3.823% (LIBOR + 225 bps), 6/30/23	1,428,160
			$11,349,309
		Internet Software & Services - 1.3%
	1,987,853	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 3.823% (LIBOR + 225 bps), 2/15/24	$2,004,833
	1,488,061	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 4.059% (LIBOR + 250 bps), 11/16/22	1,499,222
	3,350,600	Rackspace Hosting, Inc., First Lien Term B Loan, 4.385% (LIBOR + 300 bps), 11/3/23	3,381,228
	724,821	Vantiv LLC, New Term B-3 Loan, 3.559% (LIBOR + 200 bps), 10/14/23	730,358
	996,000(b)	Vantiv LLC, New Term B-4 Loan, 8/9/24	1,003,747
	2,295,129	Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 3.817% (LIBOR + 225 bps), 1/19/24	2,312,629
			$10,932,017
		IT Consulting & Other Services - 1.6%
	658,421	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 3.804% (LIBOR + 225 bps), 6/30/23	$666,926
	2,505,982	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.7% (LIBOR + 200 bps), 8/17/23	2,525,917
	1,000,000(b)	Flexera Software LLC (fka Flexera Software, Inc.), Term Loan, 1/24/25	1,010,208
	1,240,625	Globallogic Holdings, Inc., Closing Date Term Loan, 5.443% (LIBOR + 375 bps), 6/20/22	1,250,674
	767,265	Kronos, Inc., First Lien Incremental Term Loan, 4.903% (LIBOR + 350 bps), 11/1/23	774,974
	198,500	Oberthur Technologies Holding SAS. (fka OT Frenchco 1 SAS), Facility B1, 5.443% (LIBOR + 375 bps), 1/10/24	197,756
	2,569,975	Rocket Software, Inc., First Lien Term Loan, 5.943% (LIBOR + 425 bps), 10/14/23	2,604,669
	979,950	Sitel Worldwide Corp., First Lien Term B-1 Loan, 7.25% (LIBOR + 550 bps), 9/18/21	981,787
	2,562,748	Tempo Acquisition LLC, Initial Term Loan, 4.573% (LIBOR + 300 bps), 5/1/24	2,578,766
			$12,591,677
		Systems Software - 1.4%
	2,360,270	Avast Holding BV, Refinancing Dollar Term Loan, 4.443% (LIBOR + 275 bps), 9/30/23	$2,379,870
	3,068,945	EZE Software Group LLC, First Lien Term B-2 Loan, 4.64% (LIBOR + 300 bps), 4/6/20	3,092,919
	1,143,504	Greeneden US Holdings I LLC, Tranche B-2 Dollar Term Loan, 5.443% (LIBOR + 375 bps), 12/1/23	1,153,272
	620,572	Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 5.83% (LIBOR + 425 bps), 1/20/24	607,384
	1,553,606	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.073% (LIBOR + 250 bps), 11/19/21	1,555,063
	225,913	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.323% (LIBOR + 275 bps), 6/21/24	226,831
	1,524,087	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.323% (LIBOR + 275 bps), 6/21/24	1,530,278
	Principal
	Amount
	USD ($)		Value
		Systems Software - (continued)
	1,508,621	West Corp., Term B Loan, 5.573% (LIBOR + 400 bps), 10/10/24	$1,527,478
			$12,073,095
		Total Software & Services	$56,278,734
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
		Communications Equipment - 0.7%
	2,125,000	Avaya, Inc., Initial Term Loan, 6.309% (LIBOR + 475 bps), 12/15/24	$2,138,016
	2,305,784	Ciena Corp., Refinancing Term Loan, 4.061% (LIBOR + 250 bps), 1/28/22	2,317,313
	1,056,588	Commscope, Inc., Tranche 5 Term Loan, 3.573% (LIBOR + 200 bps), 12/29/22	1,065,503
			$5,520,832
		Electronic Components - 0.3%
	328,319	Generac Power Systems, Inc., 2017-2 New Term Loan, 3.695% (LIBOR + 200 bps), 5/31/23	$329,807
	2,263,353	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 3/31/22	2,264,059
			$2,593,866
		Electronic Equipment Manufacturers - 0.2%
	1,584,576	Zebra Technologies Corp., Tranche B Term Loan, 3.752% (LIBOR + 200 bps), 10/27/21	$1,596,064
		Technology Distributors - 0.1%
	1,051,767	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 3.823% (LIBOR + 225 bps), 7/8/22	$1,058,998
	16,337	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan, 3.823% (LIBOR + 225 bps), 7/8/22	16,435
			$1,075,433
		Technology Hardware, Storage & Peripherals - 0.1%
	1,267,352	Western Digital Corp., US Term B-3 Loan, 3.561% (LIBOR + 200 bps), 4/29/23	$1,278,046
		Total Technology Hardware & Equipment	$12,064,241
		TELECOMMUNICATION SERVICES - 3.1%
		Integrated Telecommunication Services - 1.8%
	3,500,000	CenturyLink, Inc., Initial Term B Loan, 4.317% (LIBOR + 275 bps), 1/31/25	$3,454,063
	1,637,481	Cincinnati Bell, Inc., Tranche B Term Loan, 5.445% (LIBOR + 375 bps), 10/2/24	1,662,657
	1,144,250	Frontier Communications Corp., Term B-1 Loan, 5.33% (LIBOR + 375 bps), 6/15/24	1,124,941
	591,284	General Communications, Inc., New Term B Loan, 3.823% (LIBOR + 225 bps), 2/2/22	593,871
	2,717,027	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.696% (LIBOR + 225 bps), 2/22/24	2,732,310
	1,538,375	Numericable US LLC, USD TLB-11 Term Loan, 4.522% (LIBOR + 275 bps), 7/31/25	1,485,813
	500,000	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 6.123% (LIBOR + 450 bps), 11/1/24	506,563
	1,995,000	SFR Group SA, USD Term Loan B-12, 4.72% (LIBOR + 300 bps), 1/31/26	1,926,837
	695,382	Windstream Services LLC (fka Windstream Corp.), Term Loan Tranche B-6, 5.56% (LIBOR + 400 bps), 3/29/21	657,136
	958,038	Windstream Services LLC (fka Windstream Corp.), Term Loan Tranche B-7, 4.81% (LIBOR + 325 bps), 2/17/24	858,042
			$15,002,233
		Wireless Telecommunication Services - 1.3%
	1,995,000	Altice Financing SA, October 2017 USD Term Loan, 4.47% (LIBOR + 275 bps), 1/31/26	$1,975,672
	2,355,925	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 3.823% (LIBOR + 225 bps), 7/28/25	2,355,925
	473,813	Digicel International Finance, Ltd., First Lien Initial Term B Loan, 5.52% (LIBOR + 375 bps), 5/27/24	477,465
	875,000	Intelsat Jackson Holdings SA, Tranche B-4 Term Loan, 6.195% (LIBOR + 450 bps), 1/2/24	887,989
	1,479,559	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.83% (LIBOR + 225 bps), 3/24/21	1,491,052
	3,300,063	Sprint Communications, Inc., Initial Term Loan, 4.125% (LIBOR + 250 bps), 2/2/24	3,311,923
	1,045,876	Virgin Media Bristol LLC, Facility K, 4.059% (LIBOR + 250 bps), 1/15/26	1,052,973
			$11,552,999
		Total Telecommunication Services	$26,555,232
		TRANSPORTATION - 2.2%
		Air Freight & Logistics - 0.4%
	541,872	Ceva Group Plc (fka Louis No.1 Plc/TNT Logistics), Pre-Funded L/C Term Loan, 6.5% (LIBOR - 10 bps/Fee + 650 bps), 3/19/21	$527,197
	550,000	Ceva Intercompany BV, Dutch BV Term Loan, 7.272% (LIBOR + 550 bps), 3/19/21	535,104
	94,828	Ceva Logistics Canada, ULC, Canadian Term Loan, 7.272% (LIBOR + 550 bps), 3/19/21	92,259
	758,621	Ceva Logistics US Holdings, Inc. (fka Louis U.S. Holdco, Inc.), US Term Loan, 7.272% (LIBOR + 550 bps), 3/19/21	738,075
	1,632,000	Syncreon Global Finance, Inc., Term Loan, 6.022% (LIBOR + 425 bps), 10/28/20	1,450,440
			$3,343,075
		Airlines - 1.3%
	3,965,063	Air Canada, Refinanced Term Loan, 3.745% (LIBOR + 225 bps), 10/6/23	$3,989,844
	495,000	American Airlines, Inc. Replacement Class B Term Loan, 3.567% (LIBOR + 200 bps), 4/28/23	497,204
	871,987	American Airlines, Inc., 2017 Class B Term Loan, 3.559% (LIBOR + 200 bps), 12/14/23	875,693
	3,879,991	American Airlines, Inc., 2017 Replacement Term Loan, 3.567% (LIBOR + 200 bps), 6/27/20	3,898,906
	586,500	Delta Air Lines, Inc., Term Loan, 4.067% (LIBOR + 250 bps), 8/24/22	593,902
	1,671,742	United AirLines, Inc., Class B Term Loan, 3.772% (LIBOR + 200 bps), 4/1/24	1,682,817
			$11,538,366
	Principal
	Amount
	USD ($)		Value
		Highways & Railtracks - 0.1%
	500,000	Deck Chassis Acquisition Inc., Second Lien Initial Term Loan, 7.573% (LIBOR + 600 bps), 6/15/23	$513,750
		Marine - 0.2%
	845,385	Commercial Barge Line Co., Initial Term Loan, 10.323% (LIBOR + 875 bps), 11/12/20	$510,930
	974,684	Navios Maritime Partners LP, Initial Term Loan, 6.54% (LIBOR + 500 bps), 9/14/20	978,542
			$1,489,472
		Trucking - 0.2%
	109,073	Kenan Advantage Group Holdings Corp., Initial Canadian Term Loan, 4.573% (LIBOR + 300 bps), 7/29/22	$109,755
	358,674	Kenan Advantage Group Holdings Corp., Initial US Term Loan, 4.573% (LIBOR + 300 bps), 7/29/22	360,915
	992,463	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.271% (LIBOR + 850 bps), 7/26/22	1,007,350
			$1,478,020
		Total Transportation	$18,362,683
		UTILITIES - 2.2%
		Electric Utilities - 1.2%
	2,534,581	APLP Holdings, Ltd., Partnership, Term Loan, 5.073% (LIBOR + 350 bps), 4/13/23	$2,562,778
	1,750,000	Calpine Construction Finance Co. LP, Term B Loan, 4.073% (LIBOR + 250 bps), 1/15/25	1,761,120
	990,000	Dayton Power & Light Co., Term Loan, 3.58% (LIBOR + 200 bps), 8/24/22	995,259
	500,000	Exgen Renewables IV LLC, 4.468% (LIBOR + 300 bps), 11/28/24	508,125
	693,582	Helix Gen Funding LLC, Term Loan, 5.443% (LIBOR + 375 bps), 6/3/24	700,890
	2,361,764	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.323% (LIBOR + 375 bps), 10/2/23	2,397,686
	239,869	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.064% (LIBOR + 250 bps), 8/4/23	241,989
	1,353,578	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.072% (LIBOR + 250 bps), 8/4/23	1,365,544
			$10,533,391
		Independent Power Producers & Energy Traders - 0.8%
	1,017,997	Calpine Corp., Term Loan, 4.2% (LIBOR + 250 bps), 1/15/24	$1,024,304
	1,361,358	Dynegy, Inc., Tranche C-2 Term Loan, 4.311% (LIBOR + 275 bps), 2/7/24	1,376,956
	1,997,523	NRG Energy, Inc., Term Loan, 3.943% (LIBOR + 225 bps), 6/30/23	2,012,227
	1,367,998	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.943% (LIBOR + 425 bps), 6/27/22	1,385,099
	500,000	TerraForm Power Operating LLC, Term Loan, 4.147% (LIBOR + 275 bps), 11/8/22	506,250
			$6,304,836
		Multi-Utilities - 0.0%†
	325,000	Compass Power Generation LLC, Term Loan, 5.391% (LIBOR + 375 bps), 12/20/24	$328,250
		Water Utilities - 0.2%
	618,750	Culligan NewCo, Ltd., First Lien Tranche B-1 Term Loan, 5.073% (LIBOR + 350 bps), 12/13/23	$624,551
	1,126,005	EWT Holdings III Corp,. Refinancing 2017-2 First Lien Term Loan, 4.693% (LIBOR + 300 bps), 12/20/24	1,140,080
			$1,764,631
		Total Utilities	$18,931,108
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $ 737,429,549)	$741,564,104
	Shares
		PREFERRED STOCK - 0.0%† of Net Assets
		DIVERSIFIED FINANCIALS - 0.0%†
		Consumer Finance - 0.0%†
	10,902(c)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$283,670
		Total Diversified Financials	$283,670
		TOTAL PREFERRED STOCK
		(Cost $286,177)	$283,670
		COMMON STOCK - 0.0%† of Net Assets
		RETAILING - 0.0%†
		Computer & Electronics Retail - 0.0%†
	54,675^(d)	Targus Cayman SubCo., Ltd.	$107,710
		Total Retailing	$107,710
		TOTAL COMMON STOCK
		(Cost $191,363)	$107,710
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITIES - 0.7% of Net Assets
		BANKS - 0.7%
		Thrifts & Mortgage Finance - 0.7%
	1,000,000(a)	Avery Point II CLO, Ltd., Series 2013-2A, Class D, 5.181% (3 Month USD LIBOR + 345 bps), 7/17/25 (144A)	$1,005,471
	700,000(a)	Carlyle US CLO, Ltd., Series 2016-4A, Class C, 5.645% (3 Month USD LIBOR + 390 bps), 10/20/27 (144A)	709,692
	1,000,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.054% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	1,004,857
	Principal
	Amount
	USD ($)		Value
		Thrifts & Mortgage Finance – (continued)
	1,000,000(a)	Home Partners of America Trust, Series 2016-1, Class D, 4.859% (1 Month USD LIBOR + 330 bps), 3/17/33 (144A)	$1,004,356
	1,500,000(a)	Home Partners of America Trust, Series 2016-2, Class E, 5.339% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	1,529,504
	800,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class CR, 3.895% (3 Month USD LIBOR + 215 bps), 10/25/25 (144A)	801,915
		Total Banks	$6,055,795
		TOTAL ASSET BACKED SECURITIES
		(Cost $5,946,509)	$6,055,795
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% of Net Assets
		BANKS - 0.5%
		Thrifts & Mortgage Finance - 0.5%
	1,000,000(a)	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.518% (1 Month USD LIBOR + 195 bps), 7/5/33 (144A)	$1,003,483
	1,000,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 4.859% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	1,010,983
	1,400,000(a)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 5.554% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	1,316,000
	66,355(a)	FORT CRE LLC, Series 2016-1A, Class A1, 3.061% (1 Month USD LIBOR + 150 bps), 5/21/36 (144A)	66,380
	1,035,770(a)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.901% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	1,039,370
		Total Banks	$4,436,216
		DIVERSIFIED FINANCIALS - 0.0%†
		Other Diversified Financial Services - 0.0%†
	125,803(a)	Velocity Commercial Capital Loan Trust, Series 2011-1, 5.237% (1 Month USD LIBOR + 400 bps), 8/25/40 (144A)	$126,942
		Total Diversified Financials	$126,942
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,447,760)	$4,563,158
		CORPORATE BONDS - 6.0% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.1%
		Auto Parts & Equipment - 0.1%
	1,000,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$989,375
		Total Automobiles & Components	$989,375
		BANKS - 0.3%
		Diversified Banks - 0.3%
	1,000,000(c)(e)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	$1,120,000
	1,550,000(c)(e)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,691,438
		Total Banks	$2,811,438
		CAPITAL GOODS - 0.1%
		Construction & Engineering - 0.1%
	750,000	MasTec, Inc., 4.875%, 3/15/23	$761,250
		Total Capital Goods	$761,250
		DIVERSIFIED FINANCIALS - 0.3%
		Investment Banking & Brokerage - 0.2%
	1,500,000(a)	Goldman Sachs Group, Inc., 3.232% (3 Month USD LIBOR + 177 bps), 2/25/21	$1,557,729
		Specialized Finance - 0.1%
	615,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 8/1/18	$615,769
		Total Diversified Financials	$2,173,498
		ENERGY - 0.7%
		Oil & Gas Exploration & Production - 0.3%
	1,000,000	Gulfport Energy Corp., 6.625%, 5/1/23	$1,032,500
	1,000,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,030,000
	536,000	WPX Energy, Inc., 7.5%, 8/1/20	578,880
			$2,641,380
		Oil & Gas Storage & Transportation - 0.4%
	1,400,000(a)	Golar LNG Partners LP, 7.666% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,428,000
	1,405,000	NuStar Logistics LP, 6.75%, 2/1/21	1,512,131
			$2,940,131
		Total Energy	$5,581,511
		FOOD, BEVERAGE & TOBACCO - 0.1%
		Distillers & Vintners - 0.1%
	475,000	Pernod Ricard SA, 3.25%, 6/8/26 (144A)	$467,508
	359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	376,504
			$844,012
		Packaged Foods & Meats - 0.0%†
	400,000(a)	Tyson Foods, Inc., 2.037% (3 Month USD LIBOR + 55 bps), 6/2/20	$402,639
		Total Food, Beverage & Tobacco	$1,246,651
	Principal
	Amount
	USD ($)		Value
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Facilities - 0.5%
	300,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$277,500
	1,500,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,066,875
	2,000,000	HCA, Inc., 5.375%, 2/1/25	2,042,500
	510,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	535,500
			$3,922,375
		Health Care Services - 0.1%
	1,000,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	$1,005,000
		Managed Health Care - 0.2%
	1,000,000	Centene Corp., 5.625%, 2/15/21	$1,028,130
	1,000,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,042,500
			$2,070,630
		Total Health Care Equipment & Services	$6,998,005
		INSURANCE - 1.9%
		Reinsurance - 1.9%
	500,000(a)	Alamo Re, Ltd., 6.265% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	$499,750
	1,034,311+(f)(g)	Berwick Re 2018, Variable Rate Notes, Series 12/31/2021, 12/31/21	1,042,999
	600,000+(f)(g)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	64,920
	600,000+(f)(g)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	180,840
	600,000+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	597,480
	400,000(a)	Galilei Re, Ltd., 6.178% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	405,000
	250,000(a)	Galilei Re, Ltd., 6.198% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A) (Cat Bond)	253,875
	300,000(a)	Galilei Re, Ltd., 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	301,650
	300,000(a)	Galilei Re, Ltd., 6.988% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	302,850
	300,000(a)	Galilei Re, Ltd., 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	298,530
	600,000(a)	Galilei Re, Ltd., 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	596,820
	350,000+(f)(g)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	41,020
	600,000+(f)(g)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	13,080
	600,000+(f)(g)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	569,700
	400,000+(f)(g)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	400,200
	300,000+(f)(g)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	288,390
	600,000(a)	Kilimanjaro II Re, Ltd., 7.544% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	579,000
	650,000(a)	Kilimanjaro Re, Ltd., 6.208% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	649,935
	250,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.708% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	240,450
	500,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.208% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	498,900
	250,000+(f)(g)	Limestone Re, Ltd., Series 1, Class A Voting, Series 2016-1, Class A Non Voting, Variable Rate Notes, 8/31/21	244,275
	250,000+(f)(g)	Madison Re, Variable Rate Notes, 3/31/19	15,875
	400,000+(f)(g)	Merion Re, Inc., Variable Rate Notes, 12/31/21	406,240
	600,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/21	39,660
	600,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21	49,371
	600,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	601,518
	500,000(a)	PennUnion Re, Ltd., 5.963% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	500,100
	700,000+(f)(g)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/18	704,480
	800,000+(f)(g)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	751,476
	250,000(a)	Residential Reinsurance 2015, Ltd., 8.405% (3 Month Treasury Bill + 695 bps), 12/6/19 (144A) (Cat Bond)	253,975
	350,000(a)	Residential Reinsurance 2016, Ltd., 5.385% (3 Month Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	349,160
	500,000(a)	Residential Reinsurance 2017, Ltd., 6.955% (3 Month Treasury Bill + 550 bps), 12/6/21 (144A) (Cat Bond)	501,250
	300,000+(f)(g)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	265,440
	500,000+(f)(g)	Resilience Re, Ltd. Variable Rate Notes, 1/8/19 (144A)	500,000
	400,000+(f)(g)	Resilience Re, Ltd., Variable Rate Notes 10/15/19	401,880
	300,000(a)	Sanders Re, Ltd., 4.514% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	299,580
	600,000+(f)(g)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	623,700
	695,194+(f)(g)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	717,440
	350,000(a)	Tailwind Re, Ltd., 8.705% (3 Month Treasury Bill + 725 bps), 1/8/22 (144A) (Cat Bond)	348,600
	500,000(a)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	500,400
		Total Insurance	$15,899,809
		MATERIALS - 0.2%
		Diversified Metals & Mining - 0.1%
	376,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	$407,020
		Metal & Glass Containers - 0.1%
	1,150,000(a)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.222% (3 Month USD LIBOR + 350 bps), 7/15/21 (144A)	$1,170,125
		Total Materials	$1,577,145
		MEDIA - 0.3%
		Advertising - 0.0%†
	370,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$372,775
	Principal
	Amount
	USD ($)		Value
		Cable & Satellite - 0.3%
	1,250,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,262,500
	1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	996,250
			$2,258,750
		Total Media	$2,631,525
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Pharmaceuticals - 0.2%
	500,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$422,500
	1,000,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	1,007,500
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,430,000
		RETAILING - 0.4%
		Automotive Retail - 0.0%†
	391,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$392,955
		Internet Retail - 0.4%
	1,500,000	Expedia, Inc., 4.5%, 8/15/24	$1,548,954
	1,500,000	Priceline Group, Inc., 3.6%, 6/1/26	1,491,770
			$3,040,724
		Total Retailing	$3,433,679
		TELECOMMUNICATION SERVICES - 0.2%
		Integrated Telecommunication Services - 0.1%
	828,000	Frontier Communications Corp., 8.5%, 4/15/20	$808,335
		Wireless Telecommunication Services - 0.1%
	500,000	Intelsat Jackson Holdings SA, 8.0%, 2/15/24 (144A)	$525,000
		Total Telecommunication Services	$1,333,335
		TRANSPORTATION - 0.2%
		Airlines - 0.2%
	987,095	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$1,032,748
	500,000	Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	505,100
	360,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	367,452
		Total Transportation	$1,905,300
		UTILITIES - 0.2%
		Gas Utilities - 0.0%†
	250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$242,500
		Independent Power Producers & Energy Traders - 0.2%
	1,650,000	NRG Energy, Inc., 6.25%, 7/15/22	$1,709,813
		Total Utilities	$1,952,313
		TOTAL CORPORATE BONDS
		(Cost $50,208,082)	$50,724,834
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9% of Net Assets
	2,095,000(h)	U.S. Treasury Bills, 2/1/18	$2,095,000
	2,085,000(h)	U.S. Treasury Bills, 2/15/18	2,084,029
	4,250,000(h)	U.S. Treasury Bills, 3/1/18	4,245,368
	32,815,000(a)	U.S. Treasury Floating Rate Note, 1.62% (3 Month Treasury Yield + 19 bps), 4/30/18	32,834,462
			$41,258,859
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $41,253,663)	$41,258,859
	Shares
		MUTUAL FUNDS - 1.1% of Net Assets
		BANKS - 0.1%
		Diversified Banks - 0.1%
	100,000	Invesco Senior Income Trust	$440,000
		Total Banks	$440,000
		DIVERSIFIED FINANCIALS - 1.0%
		Asset Management & Custody Banks - 0.5%
	100,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$1,422,000
	100,000	Eaton Vance Floating-Rate Income Trust	1,442,000
	100,000	First Trust Senior Floating Rate Income Fund II	1,289,000
			$4,153,000
		Other Diversified Financial Services - 0.1%
	50,000	PowerShares Senior Loan Portfolio	$1,161,500
		Specialized Finance - 0.4%
	36,000	iShares iBoxx $ High Yield Corporate Bond ETF	$3,142,800
		Total Diversified Financials	$8,457,300
		TOTAL MUTUAL FUNDS
		(Cost $8,864,754)	$8,897,300
	Principal
	Amount
	USD ($)
		TEMPORARY CASH INVESTMENTS – 1.5% of Net Assets
		COMMERCIAL PAPERS- 1.0%
	1,875,000	Federation des Caisses Desjardins du Quebec, 1.33%, 2/1/18	$1,874,926
	2,120,000	Natixis NY, 1.32%, 2/1/18	2,119,917
	Principal
	Amount
	USD ($)		Value
		COMMERCIAL PAPERS - (continued)
	2,120,000	Prudential Funding LLC, 1.35%, 2/1/18	$2,119,917
	2,120,000	Swedbank AB, 1.33%, 2/1/18	2,119,918
			$8,234,678
		REPURCHASE AGREEMENTS- 0.5%
	2,105,000	$2,105,000 ScotiaBank, 1.33%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	$2,105,000
		$3,352 Freddie Mac Giant, 3.0%, 1/1/47
		$2,143,828 Federal National Mortgage Association, 3.436% - 4.0%, 12/1/41 - 7/1/47.
	2,110,000	$2,110,000 RBC Capital Markets LLC, 1.32%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	2,110,000
		$6,886 Freddie Mac Giant, 3.5% - 4.0%, 1/1/48
		$2,145,314 Government National Mortgage Association, 4.0%, 12/20/47-1/20/48.
			$4,215,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $12,450,000)	$12,449,678
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 102.1%
		(Cost $861,077,857)	$865,905,108
		OTHER ASSETS AND LIABILITIES - (2.1)%	($17,533,239)
		NET ASSETS - 100.0%	$848,371,869

BPS	Basis Point.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $31,391,053, or 3.7% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At January 31, 2018, the value of these securities amounted to $7,379,825, or 0.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.
(b)	This term loan will settle after January 31, 2018, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(d)	Non-income producing security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $8,519,984, or 1.0% of net assets.
(g)	Rate to be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	2,393,909	EUR	(1,996,000)	State Street Bank & Trust Co.	2/28/2018	$(87,052)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(87,052)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
1,320,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/2020	$79,460	$9,896	$89,356
3,000,000	Markit CDX North America High Yield Index Series 25	Receive	1.00%	12/20/2020	(6,531)	69,667	63,136
1,484,100	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/2020	(14,114)	120,227	106,113
7,389,200	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/2021	460,347	211,139	671,486
TOTAL SWAP CONTRACTS					$519,162	$410,929	$930,091

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR –    Euro
USD –    United States Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests
Commercial & Professional Services
Diversified Support Services	$–	$6,678,799	$1,064,250	$7,743,049
All Other Senior Secured Floating Rate Loan Interests	–	733,821,055	–	733,821,055
Preferred Stock	283,670	–	–	283,670
Common Stock
Retailing
Computer & Electronics Retail	–	–	107,710	107,710
Asset Backed Securities	–	6,055,795	–	6,055,795
Collateralized Mortgage Obligations	–	4,563,158	–	4,563,158
Corporate Bonds
Insurance
Reinsurance	–	7,379,825	8,519,984	15,899,809
All Other Corporate Bonds	–	34,825,025	–	34,825,025
U.S. Government and Agency Obligations	–	41,258,859	–	41,258,859
Mutual Funds	8,897,300	–	–	8,897,300
Commercial Papers	–	8,234,678	–	8,234,678
Repurchase Agreements	–	4,215,000	–	4,215,000
Total Investments in Securities	$9,180,970	$847,032,194	$9,691,944	$865,905,108
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(87,052)	$–	$(87,052)
Swap contracts, at value	–	930,091	–	930,091
Total Other Financial Instruments	$–	$843,039	$–	$843,039

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Senior Secured Floating Rate Loan Interests	Total
Balance as of 10/31/17	$107,710	$5,431,036	$1,066,938	$6,605,684
Realized gain (loss)	--	--	22	22
Change in unrealized appreciation (depreciation)	--	(134,384)	(562)	(134,946)
Accrued discounts/premiums	--	--	540	540
Purchases	--	4,473,760	--	4,473,760
Sales	--	(1,250,428)	(2,688)	(1,253,116)
Transfers in to Level 3*	--	--	--	--
Transfers out of Level 3*	--	--	--	--
Balance as of 1/31/18	$107,710	$8,519,984	$1,064,250	$9,691,944

*	Transfers are calculated on the beginning of period value. For the three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation/(depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $22,164.

Pioneer Flexible Opportunities Fund

NQ | January 31, 2018

Ticker Symbols: Class A PMARX Class C PRRCX Class R MUARX Class Y PMYRX

	Shares		Value
		UNAFFILIATED ISSUERS - 92.0%
		PREFERRED STOCK - 0.0%† of Net Assets
		REAL ESTATE - 0.0%†
		Retail REIT - 0.0%†
	204^(a)(b)	Wheeler Real Estate Investment Trust, Inc.	$140,388
		Total Real Estate	$140,388
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$140,388
		COMMON STOCKS - 71.5% of Net Assets
		BANKS - 14.9%
		Diversified Banks - 13.6%
	1,411,487(a)	Alpha Bank AE	$3,435,135
	971,419(a)	Banco BPM S.p.A.	3,693,293
	12,133	Banco de Chile (A.D.R.)	1,232,106
	415,475	Banco do Brasil SA	5,173,473
	25,734	Banco Macro SA (A.D.R.)	2,793,168
	215,700	Bangkok Bank PCL	1,425,148
	37,071	BGEO Group Plc	1,925,500
	299,231	BPER Banca	1,744,281
	6,043,000	China Construction Bank Corp., Class H	6,969,022
	9,968	Credicorp, Ltd.	2,308,888
	17,500	DBS Group Holdings, Ltd.	352,121
	1,251,165(a)	Eurobank Ergasias SA	1,397,482
	485,834	FinecoBank Banca Fineco S.p.A.	6,035,472
	557,845	Grupo Financiero Banorte SAB de CV, Class O	3,572,788
	60,943	Grupo Financiero Galicia SA (A.D.R.)	4,253,821
	99,804	HDFC Bank, Ltd.	3,247,242
	6,823,000	Industrial & Commercial Bank of China, Ltd., Class H	6,455,350
	294,888	ING Groep NV	5,793,317
	201,445	Itau Unibanco Holding SA	3,303,631
	55,986	JPMorgan Chase & Co.	6,475,901
	203,900	Kasikornbank PCL	1,496,872
	442,000	Mitsubishi UFJ Financial Group, Inc.	3,324,874
	1,818,942(a)	National Bank of Greece SA	772,030
	246,100	Oversea-Chinese Banking Corp., Ltd.	2,425,268
	306,414	Sberbank of Russia PJSC (A.D.R.)	6,201,819
	59,673	Sberbank of Russia PJSC (A.D.R.)	1,202,411
	395,333(a)	Standard Chartered Plc	4,593,236
	81,500	Sumitomo Mitsui Financial Group, Inc.	3,643,468
	100,219	TCS Group Holding Plc (G.D.R.)	2,184,774
	66,100	United Overseas Bank, Ltd.	1,381,901
			$98,813,792
		Thrifts & Mortgage Finance - 1.3%
	243,656	Carlyle Group LP	$6,140,131
	144,643	Indiabulls Housing Finance, Ltd.	3,156,158
			$9,296,289
		Total Banks	$108,110,081
		CAPITAL GOODS - 10.7%
		Aerospace & Defense - 6.7%
	2,105	Boeing Co.	$745,949
	27,692	L3 Technologies, Inc.	5,883,442
	20,903	Lockheed Martin Corp.	7,417,430
	15,932	MTU Aero Engines AG	2,853,159
	23,305	Northrop Grumman Corp.	7,936,052
	31,696	Raytheon Co.	6,622,562
	41,771	Safran SA	4,714,320
	67,264	Spirit AeroSystems Holdings, Inc., Class A	6,885,143
	38,755	Thales SA	4,346,035
	10,400	United Technologies Corp.	1,435,304
			$48,839,396
		Construction & Engineering - 0.2%
	13,144	Vinci SA	$1,419,175
		Construction Machinery & Heavy Trucks - 0.2%
	3,210	Eicher Motors, Ltd.	$1,357,028
		Electrical Components & Equipment - 0.3%
	8,110	OSRAM Licht AG	$708,168
	19,204	Schneider Electric SE	1,798,924
			$2,507,092
		Heavy Electrical Equipment - 0.4%
	165,960	Siemens Gamesa Renewable Energy SA	$2,588,976
		Industrial Conglomerates - 1.8%
	43,696	Honeywell International, Inc.	$6,976,940
	109,000	Keppel Corp., Ltd.	720,270
	39,411	Rheinmetall AG	5,570,965
			$13,268,175
		Industrial Machinery - 1.1%
	2,600	FANUC Corp.	$702,332
	Shares		Value
		Industrial Machinery – (continued)
	993	Georg Fischer AG	$1,437,616
	43,566	Norma Group SE	3,427,885
	12,799	Stanley Black & Decker, Inc.	2,127,578
			$7,695,411
		Total Capital Goods	$77,675,253
		COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
		Environmental & Facilities Services - 0.6%
	2,862,000	China Everbright International, Ltd.	$4,376,365
		Total Commercial & Professional Services	$4,376,365
		COMMERCIAL SERVICES & SUPPLIES - 0.6%
		Research & Consulting Services - 0.6%
	27,981	Teleperformance	$4,240,023
		Total Commercial Services & Supplies	$4,240,023
		CONSUMER DURABLES & APPAREL - 2.7%
		Apparel, Accessories & Luxury Goods - 2.5%
	26,590	adidas AG	$6,180,810
	9,431	Kering	4,773,031
	220,070	Moncler S.p.A.	7,248,548
			$18,202,389
		Consumer Electronics - 0.2%
	28,400	Sony Corp.	$1,355,777
		Footwear - 0.0%†
	19,482	Arezzo Industria e Comercio SA	$365,412
		Total Consumer Durables & Apparel	$19,923,578
		CONSUMER SERVICES - 2.4%
		Education Services - 0.4%
	284,656	Ser Educacional SA (144A)	$2,962,999
		Hotels, Resorts & Cruise Lines - 2.0%
	453,648	Aitken Spence Hotel Holdings Plc	$89,860
	19,589	China Lodging Group, Ltd. (A.D.R.)	2,928,360
	2,558,000	China Travel International Investment Hong Kong, Ltd.	945,172
	48,114(a)	Hilton Grand Vacations, Inc.	2,163,686
	301,971	Melia Hotels International SA	4,272,277
	514,771	NH Hotel Group SA	3,916,191
			$14,315,546
		Total Consumer Services	$17,278,545
		DIVERSIFIED FINANCIALS - 7.1%
		Asset Management & Custody Banks - 2.7%
	134,829	Banca Generali S.p.A.	$5,046,659
	183,733	Blackstone Group LP	6,715,441
	315,764	KKR & Co. LP	7,603,597
			$19,365,697
		Consumer Finance - 2.0%
	19,964	Capital One Financial Corp.	$2,075,457
	49,133	Discover Financial Services	3,920,813
	62,200	Hitachi Capital Corp.	1,712,973
	181,673	Synchrony Financial	7,208,785
			$14,918,028
		Diversified Capital Markets - 0.5%
	44,599	Macquarie Group, Ltd.	$3,701,673
		Financial Exchanges & Data - 0.5%
	21,120	S&P Global, Inc.	$3,824,832
		Investment Banking & Brokerage - 1.0%
	125,162	Morgan Stanley	$7,077,911
		Multi-Sector Holdings - 0.2%
	1,553,700	Ayala Land, Inc.	$1,338,223
		Other Diversified Financial Services - 0.2%
	232,711	Standard Life Aberdeen Plc	$1,403,687
		Total Diversified Financials	$51,630,051
		ENERGY - 1.7%
		Integrated Oil & Gas - 0.8%
	20,818	LUKOIL PJSC (A.D.R.)	$1,370,865
	743,105(a)	Petroleo Brasileiro SA	4,593,906
			$5,964,771
		Oil & Gas Equipment & Services - 0.9%
	37,740	Halliburton Co.	$2,026,638
	127,750	Subsea 7 SA	1,986,961
	306,273(a)	Vallourec SA	2,097,392
			$6,110,991
		Total Energy	$12,075,762
	Shares		Value
		FOOD & STAPLES RETAILING - 0.3%
		Food Retail - 0.3%
	54,017(a)	X5 Retail Group NV (G.D.R.)	$2,071,012
		Total Food & Staples Retailing	$2,071,012
		HEALTH CARE EQUIPMENT & SERVICES - 3.7%
		Health Care Distributors - 0.1%
	10,228	AmerisourceBergen Corp., Class A	$1,019,425
		Health Care Equipment - 0.7%
	34,212(a)	Edwards Lifesciences Corp.	$4,330,555
	7,880	Hill-Rom Holdings, Inc.	672,400
			$5,002,955
		Health Care Services - 1.0%
	386,239	Fleury SA	$3,636,160
	21,757(a)	Laboratory Corp. of America Holdings	3,796,597
			$7,432,757
		Health Care Supplies - 0.1%
	204,753	ConvaTec Group Plc (144A)	$586,901
		Managed Health Care - 1.8%
	20,409	Anthem, Inc.	$5,058,371
	8,293	Humana, Inc.	2,337,216
	23,994	UnitedHealth Group, Inc.	5,681,299
			$13,076,886
		Total Health Care Equipment & Services	$27,118,924
		INSURANCE - 4.5%
		Life & Health Insurance - 2.6%
	350,488	ICICI Prudential Life Insurance Co., Ltd. (144A)	$2,245,142
	758,700	New China Life Insurance Co., Ltd., Class H	4,942,276
	7,430	NN Group NV	350,398
	335,500	Ping An Insurance Group Co. of China, Ltd., Class H	3,974,209
	18,805(a)	Swiss Life Holding AG	7,058,691
			$18,570,716
		Multi-line Insurance - 1.0%
	24,709	Allianz SE	$6,240,349
	194,903	Aviva Plc	1,417,943
			$7,658,292
		Property & Casualty Insurance - 0.2%
	21,743	Progressive Corp.	$1,176,296
		Reinsurance - 0.7%
	53,076	Swiss Re AG	$5,232,925
		Total Insurance	$32,638,229
		MATERIALS - 1.1%
		Commodity Chemicals - 0.1%
	2,146	LG Chem, Ltd.	$866,669
		Construction Materials - 0.6%
	156,019	Buzzi Unicem S.p.A.	$4,579,288
		Diversified Metals & Mining - 0.4%
	1,374,000	China Molybdenum Co., Ltd., Class H	$1,057,538
	70,219(a)	MMC Norilsk Nickel PJSC (A.D.R.)	1,447,214
			$2,504,752
		Total Materials	$7,950,709
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
		Biotechnology - 0.6%
	36,570(a)	Alexion Pharmaceuticals, Inc.	$4,363,533
		Life Sciences Tools & Services - 1.2%
	33,122	Thermo Fisher Scientific, Inc.	$7,422,971
	4,947(a)	Waters Corp.	1,066,623
			$8,489,594
		Pharmaceuticals - 0.2%
	2,270,000	China Traditional Chinese Medicine Holdings Co., Ltd.	$1,500,476
		Total Pharmaceuticals, Biotechnology & Life Sciences	$14,353,603
		REAL ESTATE - 6.5%
		Diversified REITs - 1.3%
	290,966	Lar Espana Real Estate Socimi SA	$3,289,651
	4,183,900	Mapletree Greater China Commercial Trust	4,017,922
	153,052	Merlin Properties Socimi SA	2,201,465
			$9,509,038
		Health Care REIT - 0.2%
	1,326,400	First Real Estate Investment Trust	$1,425,421
		Hotel & Resort REITs - 1.5%
	143,860	DiamondRock Hospitality Co.	$1,691,793
	270	Hoshino Resorts Real Estate Investment Trust, Inc.	1,417,862
	57,933	LaSalle Hotel Properties	1,769,274
	69,919	Pebblebrook Hotel Trust	2,726,841
	Shares		Value
		Hotel & Resort REITs – (continued)
	43,403	Ryman Hospitality Properties, Inc.	$3,322,500
			$10,928,270
		Industrial REIT - 0.3%
	1,152,400	Mapletree Industrial Trust	$1,862,039
		Real Estate Development - 0.9%
	834,000	CIFI Holdings Group Co., Ltd.	$720,818
	1,315,000	KWG Property Holding, Ltd.	2,222,644
	485,000	Longfor Properties Co., Ltd.	1,584,329
	702,000	Shimao Property Holdings, Ltd.	2,095,737
			$6,623,528
		Real Estate Operating Companies - 1.7%
	43,738	Aroundtown SA	$352,013
	2,685,700	Ascendas India Trust	2,333,522
	133,679	Grand City Properties SA	3,246,708
	11,251	LEG Immobilien AG	1,268,124
	114,609	Vonovia SE	5,648,172
			$12,848,539
		Real Estate Services - 0.5%
	8,650,000	China Overseas Property Holdings, Ltd.	$3,328,858
		Retail REIT - 0.1%
	445,300	CapitaLand Mall Trust	$712,725
		Total Real Estate	$47,238,418
		RETAILING - 1.8%
		Department Stores - 0.2%
	90,535	Lojas Renner SA	$1,075,629
		General Merchandise Stores - 0.1%
	262,166	Lojas Americanas SA	$1,071,157
		Home Improvement Retail - 0.5%
	398,617	Via Varejo SA	$3,392,432
		Homefurnishing Retail - 0.3%
	48,865	Maisons du Monde SA (144A)	$2,098,279
		Internet & Direct Marketing Retail - 0.7%
	82,518(a)	JD.com, Inc. (A.D.R.)	$4,062,361
	81,692(a)	Vipshop Holdings Ltd. (A.D.R.)	1,350,369
			$5,412,730
		Total Retailing	$13,050,227
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
		Semiconductor Equipment - 1.3%
	38,527	KLA-Tencor Corp.	$4,230,264
	26,175	Lam Research Corp.	5,013,036
			$9,243,300
		Semiconductors - 0.5%
	53,268	SK Hynix, Inc.	$3,660,107
		Total Semiconductors & Semiconductor Equipment	$12,903,407
		SOFTWARE & SERVICES - 7.0%
		Data Processing & Outsourced Services - 1.2%
	42,323	Mastercard, Inc., Class A	$7,152,587
	12,048	Visa, Inc., Class A	1,496,723
			$8,649,310
		Internet Software & Services - 3.1%
	34,894(a)	58.com, Inc. (A.D.R.)	$2,787,333
	46,311	Autohome, Inc. (A.D.R.)	3,856,780
	93,114(a)	Baozun, Inc. (A.D.R.)	3,626,790
	113,059(a)	Momo, Inc. (A.D.R.)	3,564,750
	4,401	NetEase, Inc. (A.D.R.)	1,409,024
	99,854(a)	Yandex NV, Class A	3,867,346
	26,583(a)	YY, Inc. (A.D.R.)	3,534,476
			$22,646,499
		IT Consulting & Other Services - 1.7%
	46,048	Capgemini SE	$6,111,965
	87,839	Leidos Holdings, Inc.	5,850,077
			$11,962,042
		Systems Software - 1.0%
	76,646	Microsoft Corp.	$7,282,136
		Total Software & Services	$50,539,987
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
		Communications Equipment - 0.8%
	35,052	Harris Corp.	$5,586,588
		Total Technology Hardware & Equipment	$5,586,588
		TRANSPORTATION - 0.8%
		Airlines - 0.4%
	20,337	Copa Holdings SA, Class A	$2,813,217
	Shares		Value
		Airport Services - 0.2%
	932,000	Beijing Capital International Airport Co., Ltd., Class H	$1,413,232
		Marine - 0.1%
	9,900	Mitsui OSK Lines, Ltd.	$354,754
		Trucking - 0.1%
	75,640	Europcar Groupe SA (144A)	$1,052,317
		Total Transportation	$5,633,520
		UTILITIES - 0.5%
		Water Utilities - 0.5%
	2,694,000	Guangdong Investment, Ltd.	$4,009,252
		Total Utilities	$4,009,252
		TOTAL COMMON STOCKS
		(Cost $431,967,080)	$518,403,534
	Principal
	Amount
	USD ($)
		CORPORATE BONDS - 3.9% of Net Assets
		BANKS - 1.0%
		Diversified Banks - 1.0%
	2,000,000(c)	Banco do Brasil SA, 3.875%, 10/10/22	$1,970,400
	4,839,000(d)(e)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	5,383,388
		Total Banks	$7,353,788
		ENERGY - 1.0%
		Integrated Oil & Gas - 1.0%
	4,035,000	Petrobras Global Finance BV, 4.375%, 5/20/23	$4,012,807
	2,789,000	YPF SA, 8.5%, 3/23/21 (144A)	3,087,981
		Total Energy	$7,100,788
		MATERIAL - 0.3%
		Commodity Chemicals - 0.3%
	1,800,000(c)	Braskem Finance, Ltd., 6.45%, 2/3/24	$2,031,840
		Total Material	$2,031,840
		MATERIALS - 1.1%
		Diversified Metals & Mining - 0.7%
	2,000,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$2,083,240
	2,637,000	MMC Norilsk Nickel OJSC via MMC Finance, DAC, 4.1%, 4/11/23 (144A)	2,640,349
			$4,723,589
		Paper Packaging - 0.4%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,172,500
		Total Materials	$7,896,089
		TELECOMMUNICATION SERVICES - 0.5%
		Alternative Carriers - 0.5%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$3,852,200
		Total Telecommunication Services	$3,852,200
		TOTAL CORPORATE BONDS
		(Cost $26,664,677)	$28,234,705
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.3% of Net Assets
	15,800,000(f)	U.S. Treasury Bill, 2/1/18	$15,800,000
	12,000,000(f)	U.S. Treasury Bill, 2/8/18	11,997,178
	3,480,000(f)	U.S. Treasury Bill, 2/15/18	3,478,380
	7,060,000(f)	U.S. Treasury Bill, 2/22/18	7,055,065
			$38,330,623
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $38,330,309)	$38,330,623
		FOREIGN GOVERNMENT BONDS - 4.1% of Net Assets
		Brazil - 0.2%
	1,294,000	Brazilian Government International Bond, 4.25%, 1/7/25	$1,306,940
		Greece - 3.4%
EUR	5,580,689	Hellenic Republic Government Bond, 3.5%, 1/30/23	$7,071,995
EUR	14,440,123	Hellenic Republic Government Bond, 3.75%, 1/30/28	17,948,567
			$25,020,562
		Mexico - 0.5%
MXN	65,000,000	Mexican Bonos, 7.75%, 5/29/31	$3,505,621
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $22,832,395)	$29,833,123
	Shares
		MUTUAL FUNDS - 5.6% of Net Assets
		DIVERSIFIED FINANCIALS - 4.8%
		Asset Management & Custody Banks - 2.5%
	28,596	Guggenheim S&P Global Water Index ETF	$1,022,593
	257,995	ProShares S&P 500 Dividend Aristocrats ETF	17,115,388
			$18,137,981
	Shares		Value
		Diversified Capital Markets - 0.8%
	102,921	ETFMG Prime Cyber Security ETF	$3,414,919
	62,296	PowerShares International BuyBack Achievers Portfolio	2,470,036
			$5,884,955
		Other Diversified Financial Services - 1.5%
	68,336	PowerShares Buyback Achievers Portfolio	$4,262,800
	234,317	SPDR S&P Euro Dividend Aristocrats UCITS ETF	6,819,239
			$11,082,039
		Total Diversified Financials	$35,104,975
		ENERGY - 0.8%
		Oil & Gas Exploration & Production - 0.8%
	76,047	SPDR S&P US Dividend Aristocrats UCITS ETF	$4,043,737
	27,967	SPDR S&P US Dividend Aristocrats UCITS ETF	1,492,319
		Total Energy	$5,536,056
		TOTAL MUTUAL FUNDS
		(Cost $32,515,279)	$40,641,031
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†
2,000	Blue Apron Holdings, Inc.	Citigroup Global Markets, Inc.		$266,000		$7	1/18/19	$40,000
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premium paid $266,000)							$40,000
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 1.2%
60	Nikkei 225	Citibank NA	JPY	539,195	JPY	20,888	9/14/18	$1,418,350
53	Nikkei 225	Citibank NA	JPY	668,728	JPY	21,298	9/13/19	1,323,228
48,961	Nikkei 225	JPMorgan Chase Bank NA	JPY	434,787	JPY	20,698	9/15/18	1,223,572
126,150	Nikkei 225	JPMorgan Chase Bank NA	JPY	1,096,201	JPY	21,656	8/9/19	2,843,109
48,019	Nikkei 225	JPMorgan Chase Bank NA	JPY	590,763	JPY	21,104	9/13/19	1,250,677
								$8,058,936
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premium paid $3,329,674)							$8,058,936
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
18,000	Financial Select Sector SPDR Fund	Citigroup Global Markets, Inc.		$1,697,800		$27	6/15/18	$810,000
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premium paid $1,697,800)							$810,000
	OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED - 0.3%
26,513	S&P 500	Citibank NA		$976,760		$2,725	4/16/18	$821,854
20,085	S&P 500	Citibank NA		$1,393,153		$2,725	7/16/18	1,167,403
18,570	S&P 500	JPMorgan Chase Bank NA		$1,874,482		$2,378	8/17/18	466,250
								$2,455,507
	TOTAL OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED
	(Premium paid $4,244,395)							$2,455,507
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 92.0%
	(Cost $562,042,854)							$666,947,847
	OTHER ASSETS AND LIABILITIES - 8.0%							$57,965,921
	NET ASSETS - 100.0%							$724,913,768

BPS	Basis Points.
REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $25,313,096, or 3.5% of net assets.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(c)	All or a portion of this security is held by Pioneer Cayman Commodity Fund Ltd.
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

COMMODITY FUTURE CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
140	Copper (c)	09/26/18	$11,304,125	$11,359,250	$55,125

CURRENCY FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
91	EURO	03/19/18	$13,963,983	$14,159,031	$(195,048)

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
197	U.S. Long Bond (CBT)	03/20/18	$29,535,562	$29,119,062	$(416,500)

INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
923	Dow Jones U.S. Real Estate	03/16/18	$29,270,574	$28,797,600	$(472,974)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
691	Euro Stoxx 50	03/16/18	$30,738,078	$30,872,360	$(134,282)
168	FTSE/JSE Top 40	03/15/18	7,436,576	7,478,175	(41,599)
202	FTSE/MIB	03/16/18	28,340,875	29,451,308	(1,110,433)
177	Hang Seng China Enterprises	02/27/18	15,509,746	15,386,188	123,558
475	MSCI China Free	03/16/18	21,180,485	24,483,875	(3,303,390)
223	Nasdaq 100 E-MINI	03/16/18	29,251,812	31,052,750	(1,800,938)
24	NIKKEI 225	03/08/18	5,103,331	5,078,678	24,653
88	NIKKEI 225	03/08/18	10,016,684	10,245,400	(228,716)
			147,577,587	154,048,734	(6,471,147)
TOTAL INDEX FUTURES			(118,307,013)	(125,251,134)	(6,944,121)
TOTAL FUTURES CONTRACTS			$(91,431,309)	$(98,931,853)	$(7,500,544)

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS

Notional Amount		Counterprty	Obligation Reference/Index	Pay/ Receive	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)	Market Value
	415,832	Citibank NA	ETFMG Prime Cyber Security ETF	Pay	3M LIBOR + 20 bps	6/15/18	$686,678	$686,678
	202,095	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39 bps	5/4/18	3,876,078	3,876,078
	26,483	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39 bps	11/26/18	408,570	408,570
EUR	1,172	Societe Generale SA	Solactive European Buyback Index	Pay	3M EURIBOR + 30 bps	6/12/18	140,753	140,753
EUR	1,253	Societe Generale SA	Solactive European Buyback Index	Pay	3M EURIBOR + 55 bps	10/15/18	(73,569)	(73,569)
TOTAL SWAP CONTRACTS							$5,038,510	$5,038,510

* Represents a custom basket index. The underlying investments of the index as of January 31, 2018 were as follows:

Index Description	Shares	Value	% of basket
AbbVie, Inc.	1090	$122,320	2.85%
AES Corp.	6355	73,463	1.71
American Airlines Group, Inc.	1686	91,605	2.14
American International Group, Inc.	1180	75,425	1.76
Ameriprise Financial, Inc.	562	94,836	2.21
AmerisourceBergen Corp.	876	87,307	2.04
Apple, Inc.	500	83,773	1.96
Applied Materials, Inc.	1770	94,917	2.22
Archer-Daniels-Midland Co.	1571	67,475	1.57
Assurant, Inc.	747	68,318	1.59
Boeing Co.	389	137,805	3.21
Capital One Financial Corp.	894	92,959	2.17
CBS Corp.	1080	62,209	1.45
CenturyLink, Inc.	2800	49,866	1.16
Corning, Inc.	2491	77,778	1.82
DENTSPLY SIRONA, Inc.	1137	69,113	1.61
Discover Financial Services	1148	91,636	2.14
EBay, Inc.	2151	87,298	2.04
Equity Residential	1113	68,567	1.6
Express Scripts Holding Co.	1172	92,777	2.17
F5	557	80,449	1.88
General Electric Co.	2479	40,089	0.94
Gilead Sciences, Inc.	1048	87,864	2.05
HCA Healthcare, Inc.	853	86,340	2.02
HP, Inc.	3819	89,060	2.08
LyondellBasell Industries NV	848	101,620	2.37
McDonald's Corp.	514	87,905	2.05
Michael Kors Holdings Ltd.	1925	127,073	2.96
Monster Beverage Corp.	1584	108,063	2.52
Motorola Solutions, Inc.	836	83,152	1.94
Navient Corp.	4729	67,382	1.57
NetApp, Inc.	1804	110,921	2.59
NRG Energy, Inc.	4253	110,617	2.58
ONEOK, Inc.	1366	80,413	1.88
Procter & Gamble Co.	823	71,060	1.66
PulteGroup, Inc.	3170	100,914	2.36
Qorvo, Inc.	1057	75,826	1.77
Quest Diagnostics, Inc.	681	72,087	1.68
Seagate Technology PLC	1706	94,171	2.2
Sysco Corp.	1359	85,469	1.99
Target Corp.	1287	96,800	2.26
TransDigm Group, Inc.	291	92,317	2.15
Tyson Foods, Inc.	1118	85,129	1.99
United Continental Holdings, Inc.	1024	69,427	1.62
Valero Energy Corp.	1112	106,759	2.49
Western Union Co.	3619	75,239	1.76
Weyerhaeuser Co.	2122	79,661	1.86
Williams Cos, Inc.	2346	73,656	1.72
XL Group Ltd.	1717	63,270	1.48
Yum! Brands, Inc.	1093	92,468	2.16
Totals		$4,284,648	100.00%

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total

Preferred Stock
Real Estate
Retail REIT	$–	$–	$140,388	$140,388
Common Stocks
Banks
Diversified Banks	95,566,550	3,247,242	–	98,813,792
Common Stocks
Other	419,589,742	–	–	419,589,742
Corporate Bonds	–	28,234,705	–	28,234,705
U.S. Government and Agency Obligations	–	38,330,623	–	38,330,623
Foreign Government Bonds	–	29,833,123	–	29,833,123
Mutual Funds	40,641,031	–	–	40,641,031
Exchange-Traded Call Option Purchased	40,000	–	–	40,000
Over The Counter (OTC) Call Options Purchased	–	8,058,936	–	8,058,936
Exchange-Traded Put Option Purchased	810,000	–	–	810,000
Over The Counter (OTC) Put Options Purchased	–	2,455,507	–	2,455,507
Total Investments in Securities	$556,647,323	$110,160,136	$140,388	$666,947,847
Other Financial Instruments
Unrealized depreciation on futures contracts	$(7,500,544)	$–	$–	$(7,500,544)
Swap contracts, at value	–	5,038,510	–	5,038,510
Total Other Financial Instruments	$(7,500,544)	$5,038,510	$–	$(2,462,034)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Preferred Stock
Balance as of 10/31/17	$161,195
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(20,807)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 1/31/18	$140,388
*	Transfers are calculated on the beginning of period value. For the three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation/(depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $(20,807)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.